UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21993

Oppenheimer Revenue Weighted ETF Trust
(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

VTL Associates, LLC

225 Liberty Street, New York, New York 10281-1008
(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 768-3200

Date of fiscal year end: June 30

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments
OPPENHEIMER LARGE CAP REVENUE ETF
MARCH 31, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS—99.7%
Automobiles & Components—3.2%
BorgWarner, Inc.	11,730	$490,197
Delphi Automotive PLC	11,426	919,679
Ford Motor Co.	675,340	7,860,958
General Motors Co.	253,653	8,969,170
Goodyear Tire & Rubber Co. (The)	23,244	836,784
Harley-Davidson, Inc.	5,423	328,091
Total Automobiles & Components		19,404,879
Banks—4.3%
Bank of America Corp.	209,941	4,952,508
BB&T Corp.	13,787	616,279
Citigroup, Inc.	76,395	4,569,949
Citizens Financial Group, Inc.	8,776	303,211
Comerica, Inc.	2,327	159,586
Fifth Third Bancorp	14,011	355,879
Huntington Bancshares, Inc.	15,367	205,764
JPMorgan Chase & Co.	65,046	5,713,641
KeyCorp	16,505	293,459
M&T Bank Corp.	1,968	304,509
People's United Financial, Inc.	4,398	80,043
PNC Financial Services Group, Inc. (The)	7,376	886,890
Regions Financial Corp.	22,157	321,941
SunTrust Banks, Inc.	8,819	487,691
U.S. Bancorp	23,344	1,202,216
Wells Fargo & Co.	89,065	4,957,358
Zions Bancorporation[1]	3,145	132,090
Total Banks		25,543,014
Capital Goods—8.0%
3M Co.	8,938	1,710,107
Acuity Brands, Inc.[1]	923	188,292
Allegion PLC	1,679	127,100
AMETEK, Inc.	4,007	216,699
Arconic, Inc.	25,899	682,180
Boeing Co. (The)	30,003	5,306,331
Caterpillar, Inc.	23,436	2,173,923
Cummins, Inc.	6,435	972,972
Deere & Co.	13,553	1,475,380
Dover Corp.	4,833	388,332
Eaton Corp. PLC	15,200	1,127,080
Emerson Electric Co.	16,636	995,831
Fastenal Co.	4,362	224,643
Flowserve Corp.[1]	4,801	232,464
Fluor Corp.	19,907	1,047,506
Fortive Corp.	5,903	355,479

	Shares	Value
Fortune Brands Home & Security, Inc.	4,613	$280,701
General Dynamics Corp.	9,292	1,739,462
General Electric Co.	227,003	6,764,689
Honeywell International, Inc.	17,562	2,192,967
Illinois Tool Works, Inc.	5,714	756,934
Ingersoll-Rand PLC	9,470	770,100
Jacobs Engineering Group, Inc.	10,782	596,029
Johnson Controls International PLC	48,430	2,039,872
L3 Technologies, Inc.	3,534	584,135
Lockheed Martin Corp.	9,955	2,663,958
Masco Corp.	11,993	407,642
Northrop Grumman Corp.	5,759	1,369,721
PACCAR, Inc.	13,964	938,381
Parker-Hannifin Corp.	3,998	640,959
Pentair PLC	4,415	277,174
Quanta Services, Inc.[2]	11,528	427,804
Raytheon Co.	8,852	1,349,930
Rockwell Automation, Inc.	2,157	335,866
Rockwell Collins, Inc.	3,039	295,269
Roper Technologies, Inc.	1,016	209,794
Snap-on, Inc.	1,215	204,934
Stanley Black & Decker, Inc.	4,915	653,056
Textron, Inc.	16,336	777,430
TransDigm Group, Inc.[1]	781	171,945
United Rentals, Inc.[2]	2,601	325,255
United Technologies Corp.	28,857	3,238,044
W.W. Grainger, Inc.[1]	2,337	543,960
Xylem, Inc.	4,362	219,060
Total Capital Goods		47,999,390
Commercial & Professional Services—0.5%
Cintas Corp.	2,400	303,696
Dun & Bradstreet Corp. (The)	889	95,959
Equifax, Inc.	1,316	179,950
Nielsen Holdings PLC	8,088	334,115
Republic Services, Inc.	8,411	528,295
Robert Half International, Inc.	6,006	293,273
Stericycle, Inc.[1,2]	2,416	200,262
Verisk Analytics, Inc.[2]	1,398	113,434
Waste Management, Inc.	10,512	766,535
Total Commercial & Professional Services		2,815,519
Consumer Durables & Apparel—1.6%
Coach, Inc.	6,475	267,612
D.R. Horton, Inc.	21,122	703,574
Garmin Ltd.[1]	3,253	166,261
Hanesbrands, Inc.[1]	16,644	345,529

	Shares	Value
Hasbro, Inc.	2,860	$285,485
Leggett & Platt, Inc.	4,214	212,049
Lennar Corp., Class A	11,685	598,155
Mattel, Inc.	12,122	310,444
Michael Kors Holdings Ltd.[2]	6,919	263,683
Mohawk Industries, Inc.[2]	2,184	501,206
Newell Brands, Inc.	15,460	729,248
NIKE, Inc., Class B	32,856	1,831,065
PulteGroup, Inc.	18,196	428,516
PVH Corp.	4,940	511,142
Ralph Lauren Corp.	4,861	396,755
Under Armour, Inc., Class A1,2	6,937	137,214
Under Armour, Inc., Class C1,2	7,527	137,744
VF Corp.[1]	12,535	689,049
Whirlpool Corp.	6,776	1,160,932
Total Consumer Durables & Apparel		9,675,663
Consumer Services—1.2%
Carnival Corp.	16,089	947,803
Chipotle Mexican Grill, Inc., Class A1,2	560	249,491
Darden Restaurants, Inc.	5,235	438,012
H&R Block, Inc.	7,051	163,936
Marriott International, Inc., Class A	10,919	1,028,351
McDonald's Corp.	10,867	1,408,472
Royal Caribbean Cruises Ltd.	4,957	486,331
Starbucks Corp.	22,277	1,300,754
Wyndham Worldwide Corp.	3,758	316,762
Wynn Resorts Ltd.[1]	2,362	270,709
Yum! Brands, Inc.	5,642	360,524
Total Consumer Services		6,971,145
Diversified Financials—4.7%
Affiliated Managers Group, Inc.	745	122,135
American Express Co.	23,956	1,895,159
Ameriprise Financial, Inc.	4,915	637,377
Bank of New York Mellon Corp. (The)	18,270	862,892
Berkshire Hathaway, Inc., Class B2	72,558	12,093,967
BlackRock, Inc.	1,615	619,369
Capital One Financial Corp.	17,313	1,500,345
CBOE Holdings, Inc.	465	37,698
Charles Schwab Corp. (The)	9,896	403,856
CME Group, Inc.	1,689	200,653
Discover Financial Services	8,368	572,288
E*TRADE Financial Corp.[2]	3,199	111,613
Franklin Resources, Inc.	8,229	346,770
Goldman Sachs Group, Inc. (The)	8,600	1,975,592
Intercontinental Exchange, Inc.	5,466	327,249

	Shares	Value
Invesco Ltd.	8,188	$250,798
Leucadia National Corp.	23,034	598,884
Moody's Corp.	1,793	200,888
Morgan Stanley	46,343	1,985,334
Nasdaq, Inc.	2,938	204,044
Navient Corp.	18,507	273,163
Northern Trust Corp.	3,226	279,307
Raymond James Financial, Inc.	4,175	318,386
S&P Global, Inc.	2,422	316,652
State Street Corp.	7,424	591,025
Synchrony Financial	24,045	824,744
T. Rowe Price Group, Inc.[1]	3,323	226,462
Total Diversified Financials		27,776,650
Energy—6.9%
Anadarko Petroleum Corp.	7,526	466,612
Apache Corp.[1]	5,923	304,383
Baker Hughes, Inc.	9,536	570,444
Cabot Oil & Gas Corp.	2,928	70,009
Chesapeake Energy Corp.[1,2]	81,763	485,672
Chevron Corp.	54,077	5,806,248
Cimarex Energy Co.	584	69,782
Concho Resources, Inc.[2]	710	91,121
ConocoPhillips	29,178	1,455,107
Devon Energy Corp.	14,289	596,137
EOG Resources, Inc.	4,333	422,684
EQT Corp.	1,578	96,416
Exxon Mobil Corp.	135,923	11,147,045
Halliburton Co.	17,617	866,933
Helmerich & Payne, Inc.[1]	1,246	82,946
Hess Corp.[1]	5,541	267,132
Kinder Morgan, Inc.	34,213	743,791
Marathon Oil Corp.	14,645	231,391
Marathon Petroleum Corp.	61,610	3,113,769
Murphy Oil Corp.[1]	3,761	107,527
National Oilwell Varco, Inc.[1]	10,470	419,742
Newfield Exploration Co.[2]	2,388	88,141
Noble Energy, Inc.	5,648	193,952
Occidental Petroleum Corp.	8,923	565,361
ONEOK, Inc.[1]	9,477	525,405
Phillips 66	50,219	3,978,349
Pioneer Natural Resources Co.	1,219	227,014
Range Resources Corp.	2,247	65,388
Schlumberger Ltd.	19,712	1,539,507
Southwestern Energy Co.[1,2]	17,812	145,524
TechnipFMC PLC[2]	14,804	481,130

	Shares	Value
Tesoro Corp.	15,917	$1,290,232
Transocean Ltd.[1,2]	18,743	233,350
Valero Energy Corp.	57,792	3,831,032
Williams Cos., Inc. (The)	14,792	437,695
Total Energy		41,016,971
Food & Staples Retailing—10.3%
Costco Wholesale Corp.	40,425	6,778,868
CVS Health Corp.	126,089	9,897,986
Kroger Co. (The)	219,031	6,459,224
Sysco Corp.	57,192	2,969,409
Walgreens Boots Alliance, Inc.	77,000	6,394,850
Wal-Mart Stores, Inc.	388,112	27,975,113
Whole Foods Market, Inc.	30,297	900,427
Total Food & Staples Retailing		61,375,877
Food, Beverage & Tobacco—3.9%
Altria Group, Inc.	14,511	1,036,376
Archer-Daniels-Midland Co.	78,500	3,614,140
Brown-Forman Corp., Class B1	3,666	169,296
Campbell Soup Co.	7,637	437,142
Coca-Cola Co. (The)	55,958	2,374,858
Conagra Brands, Inc.	13,256	534,747
Constellation Brands, Inc., Class A	2,529	409,875
Dr Pepper Snapple Group, Inc.	3,769	369,061
General Mills, Inc.	14,807	873,761
Hershey Co. (The)	3,841	419,629
Hormel Foods Corp.	15,376	532,471
JM Smucker Co. (The)	3,061	401,236
Kellogg Co.	9,804	711,868
Kraft Heinz Co. (The)	16,124	1,464,220
McCormick & Co., Inc.	2,454	239,388
Mead Johnson Nutrition Co., Class A	2,407	214,416
Molson Coors Brewing Co., Class B	2,803	268,275
Mondelez International, Inc., Class A	32,621	1,405,313
Monster Beverage Corp.[2]	3,667	169,305
PepsiCo, Inc.	31,905	3,568,893
Philip Morris International, Inc.	13,406	1,513,537
Reynolds American, Inc.	11,522	726,116
Tyson Foods, Inc., Class A	33,618	2,074,567
Total Food, Beverage & Tobacco		23,528,490
Health Care Equipment & Services—12.1%
Abbott Laboratories	26,191	1,163,142
Aetna, Inc.	26,809	3,419,488
AmerisourceBergen Corp.	95,140	8,419,890
Anthem, Inc.	28,458	4,706,384
Baxter International, Inc.	11,162	578,861

	Shares	Value
Becton Dickinson and Co.	3,873	$710,463
Boston Scientific Corp.[2]	19,507	485,139
C.R. Bard, Inc.	840	208,774
Cardinal Health, Inc.	86,753	7,074,707
Centene Corp.[2]	33,264	2,370,393
Cerner Corp.[1,2]	4,809	283,010
Cigna Corp.	14,758	2,161,899
Cooper Cos., Inc. (The)	573	114,537
Danaher Corp.	11,052	945,278
DaVita, Inc.[2]	12,294	835,623
DENTSPLY SIRONA, Inc.	3,351	209,237
Edwards Lifesciences Corp.[2]	1,800	169,326
Envision Healthcare Corp.[2]	3,247	199,106
Express Scripts Holding Co.[2]	87,333	5,756,118
HCA Holdings, Inc.[2]	27,810	2,474,812
Henry Schein, Inc.[2]	3,822	649,625
Hologic, Inc.[2]	3,812	162,201
Humana, Inc.	14,157	2,918,324
IDEXX Laboratories, Inc.[2]	665	102,816
Intuitive Surgical, Inc.[2]	209	160,192
Laboratory Corp. of America Holdings[2]	3,774	541,456
McKesson Corp.	74,564	11,054,859
Medtronic PLC	20,023	1,613,053
Patterson Cos., Inc.	6,949	314,303
Quest Diagnostics, Inc.	4,297	421,922
Stryker Corp.	4,862	640,082
UnitedHealth Group, Inc.	60,940	9,994,769
Universal Health Services, Inc., Class B	4,564	567,990
Varian Medical Systems, Inc.[2]	2,026	184,629
Zimmer Biomet Holdings, Inc.	3,628	443,015
Total Health Care Equipment & Services		72,055,423
Household & Personal Products—1.2%
Church & Dwight Co., Inc.	3,939	196,438
Clorox Co. (The)	2,403	323,996
Colgate-Palmolive Co.	11,615	850,102
Coty, Inc., Class A	15,773	285,964
Estee Lauder Cos., Inc., (The), Class A	7,509	636,688
Kimberly-Clark Corp.	7,644	1,006,180
Procter & Gamble Co. (The)	40,301	3,621,045
Total Household & Personal Products		6,920,413
Insurance—4.2%
Aflac, Inc.	17,596	1,274,302
Allstate Corp. (The)	24,615	2,005,876
American International Group, Inc.	48,089	3,002,196
Aon PLC	5,506	653,507

	Shares	Value
Arthur J. Gallagher & Co.	5,556	$314,136
Assurant, Inc.	3,990	381,723
Chubb Ltd.	12,947	1,764,029
Cincinnati Financial Corp.	4,120	297,752
Hartford Financial Services Group, Inc. (The)	21,018	1,010,335
Lincoln National Corp.	10,859	710,722
Loews Corp.	15,626	730,828
Marsh & McLennan Cos., Inc.	9,984	737,718
MetLife, Inc.	65,988	3,485,486
Principal Financial Group, Inc.[1]	10,904	688,151
Progressive Corp. (The)	33,047	1,294,782
Prudential Financial, Inc.	29,767	3,175,544
Torchmark Corp.	2,824	217,561
Travelers Cos., Inc. (The)	12,649	1,524,711
Unum Group	12,911	605,397
Willis Towers Watson PLC	3,439	450,131
XL Group Ltd.	14,816	590,566
Total Insurance		24,915,453
Materials—2.9%
Air Products & Chemicals, Inc.	3,703	500,979
Albemarle Corp.	1,457	153,917
Avery Dennison Corp.	4,306	347,064
Ball Corp.[1]	6,841	508,013
CF Industries Holdings, Inc.[1]	7,246	212,670
Dow Chemical Co. (The)	42,589	2,706,105
E.I. du Pont de Nemours & Co.	17,344	1,393,243
Eastman Chemical Co.	6,445	520,756
Ecolab, Inc.	5,937	744,144
FMC Corp.	3,074	213,920
Freeport-McMoRan, Inc.[1,2]	65,323	872,715
International Flavors & Fragrances, Inc.	1,365	180,903
International Paper Co.	23,130	1,174,541
LyondellBasell Industries NV, Class A	18,242	1,663,488
Martin Marietta Materials, Inc.	1,025	223,706
Monsanto Co.	6,997	792,060
Mosaic Co. (The)	13,950	407,061
Newmont Mining Corp.	11,551	380,721
Nucor Corp.	14,162	845,755
PPG Industries, Inc.	8,037	844,528
Praxair, Inc.	5,073	601,658
Sealed Air Corp.	8,343	363,588
Sherwin-Williams Co. (The)	2,151	667,219
Vulcan Materials Co.	1,745	210,238
WestRock Co.	15,231	792,469
Total Materials		17,321,461

	Shares	Value
Media—2.9%
CBS Corp., Class B	11,047	$766,220
Charter Communications, Inc., Class A2	5,052	1,653,621
Comcast Corp., Class A	120,507	4,529,858
Discovery Communications, Inc., Class A1,2	6,518	189,609
Discovery Communications, Inc., Class C2	6,697	189,592
DISH Network Corp., Class A1,2	13,506	857,496
Interpublic Group of Cos., Inc. (The)	18,008	442,457
News Corp., Class A	18,315	238,095
News Corp., Class B	17,947	242,284
Omnicom Group, Inc.	10,257	884,256
Scripps Networks Interactive, Inc., Class A	2,415	189,263
TEGNA, Inc.	7,251	185,771
Time Warner, Inc.	16,813	1,642,798
Twenty-First Century Fox, Inc., Class A	25,761	834,399
Twenty-First Century Fox, Inc., Class B	26,239	833,875
Viacom, Inc., Class B	16,213	755,850
Walt Disney Co. (The)	27,884	3,161,767
Total Media		17,597,211
Pharmaceuticals, Biotechnology & Life Sciences—3.6%
AbbVie, Inc.	21,971	1,431,630
Agilent Technologies, Inc.	4,475	236,593
Alexion Pharmaceuticals, Inc.[2]	1,405	170,342
Allergan PLC	3,435	820,690
Amgen, Inc.	7,143	1,171,952
Biogen, Inc.[2]	2,319	634,061
Bristol-Myers Squibb Co.	19,170	1,042,465
Celgene Corp.[2]	5,007	623,021
Eli Lilly & Co.	14,090	1,185,110
Gilead Sciences, Inc.	25,016	1,699,087
Illumina, Inc.[2]	849	144,873
Incyte Corp.[2]	420	56,142
Johnson & Johnson	31,608	3,936,776
Mallinckrodt PLC[2]	4,017	179,038
Merck & Co., Inc.	35,031	2,225,870
Mettler-Toledo International, Inc.[2]	295	141,279
Mylan NV2	14,726	574,167
PerkinElmer, Inc.	2,131	123,726
Perrigo Co. PLC[1]	4,592	304,863
Pfizer, Inc.	86,656	2,964,502
Regeneron Pharmaceuticals, Inc.[2]	700	271,257
Thermo Fisher Scientific, Inc.	6,534	1,003,622
Vertex Pharmaceuticals, Inc.[2]	1,041	113,833
Waters Corp.[2]	784	122,547

	Shares	Value
Zoetis, Inc.	5,101	$272,240
Total Pharmaceuticals, Biotechnology & Life Sciences		21,449,686
Real Estate—0.9%
Alexandria Real Estate Equities, Inc.	472	52,165
American Tower Corp.	2,841	345,295
Apartment Investment & Management Co., Class A	1,262	55,970
AvalonBay Communities, Inc.	647	118,789
Boston Properties, Inc.	1,094	144,857
CBRE Group, Inc., Class A2	20,394	709,507
Crown Castle International Corp.	2,449	231,308
Digital Realty Trust, Inc.[1]	1,173	124,796
Equinix, Inc.	539	215,799
Equity Residential	2,203	137,071
Essex Property Trust, Inc.	330	76,405
Extra Space Storage, Inc.[1]	818	60,851
Federal Realty Investment Trust	339	45,257
GGP, Inc.	6,481	150,230
HCP, Inc.	4,032	126,121
Host Hotels & Resorts, Inc.	16,871	314,813
Iron Mountain, Inc.[1]	5,715	203,854
Kimco Realty Corp.	3,518	77,713
Macerich Co. (The)	951	61,244
Mid-America Apartment Communities, Inc.	626	63,689
Prologis, Inc.	3,060	158,753
Public Storage	686	150,172
Realty Income Corp.	1,055	62,804
Regency Centers Corp.	572	37,975
Simon Property Group, Inc.	1,928	331,674
SL Green Realty Corp.	981	104,594
UDR, Inc.	1,586	57,508
Ventas, Inc.	3,217	209,234
Vornado Realty Trust	1,443	144,747
Welltower, Inc.	3,583	253,748
Weyerhaeuser Co.	10,651	361,921
Total Real Estate		5,188,864
Retailing—7.2%
Advance Auto Parts, Inc.	3,522	522,172
Amazon.com, Inc.[2]	8,997	7,976,200
AutoNation, Inc.[1,2]	26,986	1,141,238
AutoZone, Inc.[2]	847	612,423
Bed Bath & Beyond, Inc.[1]	17,229	679,856
Best Buy Co., Inc.[1]	50,048	2,459,859
CarMax, Inc.[1,2]	14,499	858,631
Dollar General Corp.	16,422	1,145,106

	Shares	Value
Dollar Tree, Inc.[2]	15,286	$1,199,340
Expedia, Inc.	3,788	477,932
Foot Locker, Inc.	5,708	427,015
Gap, Inc. (The)	36,497	886,512
Genuine Parts Co.	9,188	849,063
Home Depot, Inc. (The)	35,439	5,203,508
Kohl's Corp.	26,358	1,049,312
L Brands, Inc.	14,020	660,342
LKQ Corp.[2]	15,950	466,856
Lowe's Cos., Inc.	42,382	3,484,224
Macy's, Inc.	48,558	1,439,259
Netflix, Inc.[2]	3,454	510,536
Nordstrom, Inc.[1]	18,709	871,278
O'Reilly Automotive, Inc.[2]	1,777	479,506
Priceline Group, Inc. (The)[2]	340	605,190
Ross Stores, Inc.	10,573	696,444
Signet Jewelers Ltd.	5,389	373,296
Staples, Inc.	121,957	1,069,563
Target Corp.	72,921	4,024,510
Tiffany & Co.[1]	2,503	238,536
TJX Cos., Inc. (The)	23,295	1,842,169
Tractor Supply Co.	5,322	367,058
TripAdvisor, Inc.[1,2]	1,937	83,601
Ulta Beauty, Inc.[2]	894	254,996
Total Retailing		42,955,531
Semiconductors & Semiconductor Equipment—1.6%
Advanced Micro Devices, Inc.[1,2]	18,030	262,337
Analog Devices, Inc.	2,337	191,517
Applied Materials, Inc.	15,656	609,018
Broadcom Ltd.	3,365	736,800
Intel Corp.	95,419	3,441,763
KLA-Tencor Corp.	1,953	185,672
Lam Research Corp.	2,863	367,495
Microchip Technology, Inc.[1]	2,335	172,276
Micron Technology, Inc.[2]	28,179	814,373
NVIDIA Corp.	3,329	362,628
Qorvo, Inc.[1,2]	2,484	170,303
QUALCOMM, Inc.	23,044	1,321,343
Skyworks Solutions, Inc.[1]	1,885	184,692
Texas Instruments, Inc.	9,239	744,294
Xilinx, Inc.	2,169	125,564
Total Semiconductors & Semiconductor Equipment		9,690,075
Software & Services—5.0%
Accenture PLC, Class A	16,070	1,926,472
Activision Blizzard, Inc.	7,605	379,185

	Shares	Value
Adobe Systems, Inc.[2]	2,709	$352,522
Akamai Technologies, Inc.[2]	2,045	122,087
Alliance Data Systems Corp.[1]	1,698	422,802
Alphabet, Inc., Class A2	2,930	2,484,054
Alphabet, Inc., Class C2	3,001	2,489,510
Autodesk, Inc.[2]	1,430	123,652
Automatic Data Processing, Inc.	6,530	668,607
CA, Inc.	7,040	223,309
Citrix Systems, Inc.[2]	2,337	194,882
Cognizant Technology Solutions Corp., Class A1,2	12,816	762,808
CSRA, Inc.	9,745	285,431
eBay, Inc.[2]	15,328	514,561
Electronic Arts, Inc.[2]	2,895	259,160
Facebook, Inc., Class A2	11,145	1,583,147
Fidelity National Information Services, Inc.	6,365	506,781
Fiserv, Inc.[2]	2,651	305,687
Global Payments, Inc.	2,345	189,195
International Business Machines Corp.	25,465	4,434,475
Intuit, Inc.	2,160	250,538
Mastercard, Inc., Class A	5,406	608,013
Microsoft Corp.	74,853	4,929,819
Oracle Corp.	45,979	2,051,123
Paychex, Inc.	2,737	161,209
PayPal Holdings, Inc.[2]	14,434	620,951
Red Hat, Inc.[2]	1,542	133,383
salesforce.com, Inc.[2]	5,343	440,744
Symantec Corp.	6,946	213,103
Synopsys, Inc.[2]	1,920	138,490
Teradata Corp.[1,2]	4,199	130,673
Total System Services, Inc.	4,370	233,620
VeriSign, Inc.[1,2]	739	64,374
Visa, Inc., Class A	10,022	890,655
Western Union Co. (The)[1]	15,133	307,957
Yahoo!, Inc.[2]	6,262	290,619
Total Software & Services		29,693,598
Technology Hardware & Equipment—4.4%
Amphenol Corp., Class A	4,964	353,288
Apple, Inc.	87,578	12,581,455
Cisco Systems, Inc.	80,716	2,728,201
Corning, Inc.	19,436	524,772
F5 Networks, Inc.[2]	780	111,205
FLIR Systems, Inc.	2,566	93,094
Harris Corp.	3,639	404,911
Hewlett Packard Enterprise Co.	124,928	2,960,794
HP, Inc.	154,352	2,759,814

	Shares	Value
Juniper Networks, Inc.	9,871	$274,710
Motorola Solutions, Inc.	3,991	344,104
NetApp, Inc.	7,229	302,534
Seagate Technology PLC	13,076	600,581
TE Connectivity Ltd.	9,249	689,513
Western Digital Corp.	11,650	961,474
Xerox Corp.	82,009	601,946
Total Technology Hardware & Equipment		26,292,396
Telecommunication Services—2.9%
AT&T, Inc.	217,875	9,052,706
CenturyLink, Inc.[1]	42,180	994,183
Level 3 Communications, Inc.[2]	8,092	463,024
Verizon Communications, Inc.	142,114	6,928,058
Total Telecommunication Services		17,437,971
Transportation—3.2%
Alaska Air Group, Inc.[1]	3,561	328,395
American Airlines Group, Inc.[1]	53,889	2,279,505
C.H. Robinson Worldwide, Inc.[1]	9,488	733,328
CSX Corp.	13,110	610,270
Delta Air Lines, Inc.	47,255	2,171,840
Expeditors International of Washington, Inc.[1]	6,130	346,284
FedEx Corp.	16,136	3,148,940
JB Hunt Transport Services, Inc.	3,919	359,529
Kansas City Southern	1,530	131,213
Norfolk Southern Corp.	4,844	542,383
Ryder System, Inc.	5,066	382,179
Southwest Airlines Co.	21,302	1,145,196
Union Pacific Corp.	10,674	1,130,590
United Continental Holdings, Inc.[2]	30,566	2,159,182
United Parcel Service, Inc., Class B	31,887	3,421,475
Total Transportation		18,890,309
Utilities—3.0%
AES Corp.	67,853	758,597
Alliant Energy Corp.	4,790	189,732
Ameren Corp.[1]	6,313	344,627
American Electric Power Co., Inc.	14,020	941,163
American Water Works Co., Inc.	2,459	191,236
CenterPoint Energy, Inc.	15,405	424,716
CMS Energy Corp.	8,143	364,318
Consolidated Edison, Inc.	8,937	694,047
Dominion Resources, Inc.	8,629	669,352
DTE Energy Co.	5,989	611,537
Duke Energy Corp.	15,745	1,291,247
Edison International	8,465	673,899

	Shares	Value
Entergy Corp.	8,171	$620,669
Eversource Energy	7,373	433,385
Exelon Corp.	49,203	1,770,324
FirstEnergy Corp.	26,400	840,048
NextEra Energy, Inc.	7,031	902,569
NiSource, Inc.	10,851	258,145
NRG Energy, Inc.	39,379	736,387
PG&E Corp.	15,113	1,002,899
Pinnacle West Capital Corp.	2,394	199,612
PPL Corp.	11,556	432,079
Public Service Enterprise Group, Inc.	11,706	519,161
SCANA Corp.	3,521	230,097
Sempra Energy	5,224	577,252
Southern Co. (The)	22,363	1,113,230
WEC Energy Group, Inc.	7,062	428,169
Xcel Energy, Inc.	14,381	639,235
Total Utilities		17,857,732
Total Common Stocks
(Cost $515,902,754)		594,373,721

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—1.2%
Dreyfus Institutional Preferred Money Market Fund-Institutional Shares, 0.91% [3] (Cost $7,087,362)	7,087,362	7,087,362
Total Investments—100.9% (Cost $522,990,116)		601,461,083
Liabilities in Excess of Other Assets—(0.9)%		(5,398,716)
Net Assets—100.0%		$596,062,367

PLC	-	Public Limited Company

1	All or a portion of the security was on loan. The aggregate value of the securities on loan was $22,838,382; total value of the collateral held by the fund was $23,340,406. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $16,253,044.
2	Non-income producing security.
3	Rate shown represents annualized 7-day yield as of March 31, 2017.

Schedule of Investments
OPPENHEIMER MID CAP REVENUE ETF
MARCH 31, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—1.2%
Cooper Tire & Rubber Co.[1]	16,565	$734,658
Dana, Inc.	71,568	1,381,978
Gentex Corp.	18,556	395,799
Thor Industries, Inc.	13,009	1,250,555
Total Automobiles & Components		3,762,990
Banks—2.6%
Associated Banc-Corp.	11,130	271,572
BancorpSouth, Inc.[1]	5,814	175,873
Bank of Hawaii Corp.[1]	1,871	154,096
Bank of the Ozarks, Inc.	3,431	178,446
Cathay General Bancorp	3,301	124,382
Chemical Financial Corp.	2,379	121,686
Commerce Bancshares, Inc.	4,958	278,441
Cullen/Frost Bankers, Inc.	2,974	264,597
East West Bancorp, Inc.	5,878	303,364
F.N.B. Corp.[1]	13,801	205,221
First Horizon National Corp.[1]	17,395	321,808
Fulton Financial Corp.	10,300	183,855
Hancock Holding Co.[1]	5,062	230,574
International Bancshares Corp.	3,557	125,918
MB Financial, Inc.	5,103	218,510
New York Community Bancorp, Inc.	30,875	431,324
PacWest Bancorp	4,952	263,744
PrivateBancorp, Inc.	3,419	202,986
Prosperity Bancshares, Inc.	2,561	178,527
Signature Bank[2]	2,135	316,813
SVB Financial Group[1,2]	2,037	379,065
Synovus Financial Corp.	7,550	309,701
TCF Financial Corp.	19,503	331,941
Texas Capital Bancshares, Inc.[2]	7,684	641,230
Trustmark Corp.[1]	4,398	139,812
UMB Financial Corp.	3,144	236,775
Umpqua Holdings Corp.	16,172	286,891
Valley National Bancorp[1]	17,303	204,175
Washington Federal, Inc.	4,368	144,581
Webster Financial Corp.	4,879	244,145
Wintrust Financial Corp.	4,002	276,618
Total Banks		7,746,671
Capital Goods—11.3%
A.O. Smith Corp.	12,649	647,123
AECOM[2]	118,275	4,209,407
AGCO Corp.	29,819	1,794,507

	Shares	Value
B/E Aerospace, Inc.	11,118	$712,775
Carlisle Cos., Inc.	8,303	883,522
Crane Co.	9,019	674,892
Curtiss-Wright Corp.	5,365	489,610
Donaldson Co., Inc.	12,094	550,519
Dycom Industries, Inc.[1,2]	7,282	676,862
EMCOR Group, Inc.	28,755	1,810,127
EnerSys	7,438	587,156
Esterline Technologies Corp.[2]	5,463	470,091
GATX Corp.[1]	5,752	350,642
Graco, Inc.[1]	3,443	324,124
Granite Construction, Inc.	12,132	608,905
Hubbell, Inc.	7,082	850,194
Huntington Ingalls Industries, Inc.	8,240	1,649,978
IDEX Corp.	5,533	517,391
ITT, Inc.	14,210	582,894
Joy Global, Inc.	20,508	579,351
KBR, Inc.	72,539	1,090,261
Kennametal, Inc.	12,499	490,336
KLX, Inc.[1,2]	7,918	353,935
Lennox International, Inc.	5,165	864,104
Lincoln Electric Holdings, Inc.	6,324	549,303
MSC Industrial Direct Co., Inc., Class A	6,852	704,111
Nordson Corp.	3,480	427,483
NOW, Inc.[1,2]	30,578	518,603
Orbital ATK, Inc.	10,770	1,055,460
Oshkosh Corp.	21,742	1,491,284
Regal Beloit Corp.	10,530	796,594
Teledyne Technologies, Inc.[2]	3,984	503,817
Terex Corp.	35,822	1,124,811
Timken Co. (The)	14,265	644,778
Toro Co. (The)	9,545	596,181
Trinity Industries, Inc.	42,621	1,131,587
Valmont Industries, Inc.	4,038	627,909
Wabtec Corp.[1]	9,287	724,386
Watsco, Inc.	6,904	988,515
Woodward, Inc.	7,149	485,560
Total Capital Goods		34,139,088
Commercial & Professional Services—3.1%
CEB, Inc.	2,888	226,997
Clean Harbors, Inc.[2]	11,736	652,756
Copart, Inc.[1,2]	5,280	326,991
Deluxe Corp.	6,071	438,144
FTI Consulting, Inc.[2]	10,861	447,147
Herman Miller, Inc.[1]	18,289	577,018

Schedule of Investments - continued
OPPENHEIMER MID CAP REVENUE ETF
MARCH 31, 2017 (UNAUDITED)

	Shares	Value
HNI Corp.	11,543	$532,017
Manpowergroup, Inc.	46,555	4,775,146
MSA Safety, Inc.	3,999	282,689
Pitney Bowes, Inc.	63,472	832,118
Rollins, Inc.	10,419	386,858
Total Commercial & Professional Services		9,477,881
Consumer Durables & Apparel—4.0%
Brunswick Corp.	17,979	1,100,315
CalAtlantic Group, Inc.[1]	41,375	1,549,494
Carter’s, Inc.	8,713	782,427
Deckers Outdoor Corp.[1,2]	8,081	482,678
Helen of Troy Ltd.[2]	3,966	373,597
Kate Spade & Co.[2]	14,104	327,636
KB Home[1]	44,741	889,451
NVR, Inc.[2]	693	1,460,068
Polaris Industries, Inc.[1]	12,124	1,015,991
Skechers U.S.A., Inc., Class A2	31,454	863,412
Tempur Sealy International, Inc.[1,2]	16,669	774,442
Toll Brothers, Inc.[2]	35,543	1,283,458
TRI Pointe Group, Inc.[1,2]	43,854	549,929
Tupperware Brands Corp.[1]	8,891	557,644
Total Consumer Durables & Apparel		12,010,542
Consumer Services—2.8%
Brinker International, Inc.[1]	18,521	814,183
Buffalo Wild Wings, Inc.[1,2]	3,191	487,425
Cheesecake Factory, Inc. (The)	8,919	565,108
Churchill Downs, Inc.	2,099	333,426
Cracker Barrel Old Country Store, Inc.[1]	4,394	699,744
DeVry Education Group, Inc.	13,348	473,187
Domino's Pizza, Inc.[1]	3,303	608,743
Dunkin' Brands Group, Inc.	3,637	198,871
Graham Holdings Co., Class B	1,032	618,736
International Speedway Corp., Class A	4,371	161,508
Jack in the Box, Inc.	3,948	401,591
Panera Bread Co., Class A1,2	2,898	758,899
Papa John's International, Inc.[1]	5,499	440,140
Service Corp. International	23,968	740,132
Sotheby's1,2	4,103	186,604
Texas Roadhouse, Inc.	11,305	503,412
Wendy’s Co. (The)[1]	26,119	355,480
Total Consumer Services		8,347,189
Diversified Financials—1.2%
Eaton Vance Corp.	6,986	314,090
FactSet Research Systems, Inc.[1]	1,554	256,270
Federated Investors, Inc., Class B	10,375	273,277

	Shares	Value
Janus Capital Group, Inc.	19,038	$251,302
Legg Mason, Inc.	18,401	664,460
MarketAxess Holdings, Inc.	536	100,495
MSCI, Inc.	2,878	279,713
SEI Investments Co.	6,553	330,533
SLM Corp.[2]	21,297	257,694
Stifel Financial Corp.[2]	11,874	595,956
Waddell & Reed Financial, Inc., Class A	16,478	280,126
Total Diversified Financials		3,603,916
Energy—5.4%
CONSOL Energy, Inc.[1,2]	30,059	504,390
Diamond Offshore Drilling, Inc.[1,2]	24,530	409,896
Dril-Quip, Inc.[1,2]	2,895	157,922
Energen Corp.[2]	2,940	160,054
Ensco PLC, Class A	73,034	653,654
Gulfport Energy Corp.[1,2]	5,604	96,333
HollyFrontier Corp.[1]	90,292	2,558,875
Nabors Industries Ltd.	40,167	524,983
Noble Corp. PLC[1]	76,089	470,991
Oceaneering International, Inc.	21,267	575,910
Oil States International, Inc.[1,2]	5,236	173,573
Patterson-UTI Energy, Inc.[1]	8,589	208,455
QEP Resources, Inc.[2]	25,156	319,733
Rowan Cos. PLC, Class A1,2	27,301	425,350
SM Energy Co.[1]	13,476	323,694
Superior Energy Services, Inc.[1,2]	26,141	372,771
Western Refining, Inc.	51,604	1,809,752
World Fuel Services Corp.	179,066	6,491,143
WPX Energy, Inc.[2]	13,560	181,568
Total Energy		16,419,047
Food & Staples Retailing—1.6%
Casey's General Stores, Inc.[1]	15,486	1,738,303
Sprouts Farmers Market, Inc.[1,2]	47,237	1,092,119
United Natural Foods, Inc.[1,2]	47,620	2,058,613
Total Food & Staples Retailing		4,889,035
Food, Beverage & Tobacco—3.6%
Boston Beer Co., Inc. (The), Class A1,2	1,491	215,673
Dean Foods Co.	100,152	1,968,988
Flowers Foods, Inc.[1]	48,983	950,760
Hain Celestial Group, Inc. (The)[2]	19,720	733,584
Ingredion, Inc.	12,272	1,477,917
Lamb Weston Holdings, Inc.	17,881	752,075
Lancaster Colony Corp.	2,251	290,019
Post Holdings, Inc.[1,2]	14,530	1,271,666
Snyder's-Lance, Inc.	12,776	515,001

Schedule of Investments - continued
OPPENHEIMER MID CAP REVENUE ETF
MARCH 31, 2017 (UNAUDITED)

	Shares	Value
Tootsie Roll Industries, Inc.[1]	3,279	$122,471
TreeHouse Foods, Inc.[1,2]	17,584	1,488,661
WhiteWave Foods Co. (The)[2]	18,756	1,053,149
Total Food, Beverage & Tobacco		10,839,964
Health Care Equipment & Services—7.7%
ABIOMED, Inc.[2]	808	101,162
Align Technology, Inc.[2]	2,387	273,813
Allscripts Healthcare Solutions, Inc.[1,2]	30,788	390,392
Globus Medical, Inc., Class A1,2	4,950	146,619
Halyard Health, Inc.[2]	9,902	377,167
HealthSouth Corp.	20,948	896,784
Hill-Rom Holdings, Inc.	9,365	661,169
LifePoint Health, Inc.[1,2]	25,013	1,638,351
LivaNova PLC[1,2]	5,929	290,580
Masimo Corp.[2]	1,805	168,334
MEDNAX, Inc.[1,2]	11,140	772,893
Molina Healthcare, Inc.[1,2]	95,484	4,354,070
NuVasive, Inc.[1,2]	3,166	236,437
Owens & Minor, Inc.	67,742	2,343,873
ResMed, Inc.	6,746	485,510
STERIS PLC	9,332	648,201
Teleflex, Inc.	2,337	452,747
Tenet Healthcare Corp.[1,2]	265,573	4,703,298
VCA, Inc.[2]	6,719	614,789
WellCare Health Plans, Inc.[2]	24,230	3,397,288
West Pharmaceutical Services, Inc.	4,478	365,450
Total Health Care Equipment & Services		23,318,927
Household & Personal Products—1.0%
Avon Products, Inc.[2]	321,083	1,412,765
Edgewell Personal Care Co.[2]	7,599	555,791
Energizer Holdings, Inc.	7,433	414,390
Nu Skin Enterprises, Inc., Class A1	10,272	570,507
Total Household & Personal Products		2,953,453
Insurance—6.4%
Alleghany Corp.[2]	2,341	1,438,919
American Financial Group, Inc.	16,377	1,562,693
Aspen Insurance Holdings Ltd.	12,812	666,865
Brown & Brown, Inc.	9,912	413,529
CNO Financial Group, Inc.	47,892	981,786
Everest Re Group Ltd.	5,967	1,395,144
First American Financial Corp.	35,318	1,387,291
Genworth Financial, Inc., Class A2	499,200	2,056,704
Hanover Insurance Group, Inc. (The)	13,272	1,195,276
Kemper Corp.[1]	14,810	590,919
Mercury General Corp.[1]	13,184	804,092

	Shares	Value
Old Republic International Corp.	70,880	$1,451,623
Primerica, Inc.[1]	4,437	364,721
Reinsurance Group of America, Inc.	21,643	2,748,228
RenaissanceRe Holdings Ltd.	2,870	415,146
W.R. Berkley Corp.	25,413	1,794,920
Total Insurance		19,267,856
Materials—9.4%
Allegheny Technologies, Inc.[1]	42,169	757,355
AptarGroup, Inc.	7,390	568,956
Ashland Global Holdings, Inc.	9,889	1,224,357
Bemis Co., Inc.[1]	19,855	970,115
Cabot Corp.	9,977	597,722
Carpenter Technology Corp.[1]	11,013	410,785
Chemours Co. (The)	37,727	1,452,489
Commercial Metals Co.	56,951	1,089,473
Compass Minerals International, Inc.[1]	4,007	271,875
Domtar Corp.	32,917	1,202,129
Eagle Materials, Inc.	2,932	284,814
Greif, Inc., Class A	14,798	815,222
Louisiana-Pacific Corp.[2]	22,068	547,728
Minerals Technologies, Inc.	5,326	407,972
NewMarket Corp.	1,181	535,265
Olin Corp.[1]	41,018	1,348,262
Owens-Illinois, Inc.[2]	80,431	1,639,184
Packaging Corp. of America	15,263	1,398,396
PolyOne Corp.	24,134	822,728
Reliance Steel & Aluminum Co.	25,443	2,035,949
Royal Gold, Inc.	1,491	104,444
RPM International, Inc.	21,200	1,166,636
Scotts Miracle-Gro Co., (The)	7,656	714,994
Sensient Technologies Corp.	4,169	330,435
Silgan Holdings, Inc.	14,560	864,282
Sonoco Products Co.	21,774	1,152,280
Steel Dynamics, Inc.	53,444	1,857,713
United States Steel Corp.	67,179	2,271,322
Valspar Corp. (The)	9,205	1,021,203
Worthington Industries, Inc.[1]	13,282	598,885
Total Materials		28,462,970
Media—1.9%
AMC Networks, Inc., Class A2	11,593	680,277
Cable One, Inc.	333	207,948
Cinemark Holdings, Inc.[1]	16,208	718,663
John Wiley & Sons, Inc., Class A	7,693	413,883
Live Nation Entertainment, Inc.[2]	70,302	2,135,072
Meredith Corp.[1]	6,692	432,303

Schedule of Investments - continued
OPPENHEIMER MID CAP REVENUE ETF
MARCH 31, 2017 (UNAUDITED)

	Shares	Value
New York Times Co., (The), Class A	25,914	$373,162
Time, Inc.	39,463	763,609
Total Media		5,724,917
Pharmaceuticals, Biotechnology & Life Sciences—1.4%
Akorn, Inc.[1,2]	11,933	287,347
Bio-Rad Laboratories, Inc., Class A1,2	2,508	499,945
Bio-Techne Corp.	1,221	124,115
Bioverativ, Inc.[2]	5,048	274,914
Catalent, Inc.[2]	16,220	459,350
Charles River Laboratories International, Inc.[2]	4,596	413,410
Endo International PLC[2]	91,993	1,026,642
PAREXEL International Corp.[2]	9,304	587,175
Prestige Brands Holdings, Inc.[2]	3,636	202,016
United Therapeutics Corp.[2]	2,815	381,095
Total Pharmaceuticals, Biotechnology & Life Sciences		4,256,009
Real Estate—2.8%
Alexander & Baldwin, Inc.	2,522	112,280
American Campus Communities, Inc.	4,059	193,168
Camden Property Trust	2,670	214,828
Care Capital Properties, Inc.	3,377	90,740
CoreCivic, Inc.	13,857	435,387
Corporate Office Properties Trust	4,232	140,079
Cousins Properties, Inc.	8,064	66,689
CyrusOne, Inc.	2,595	133,565
DCT Industrial Trust, Inc.	2,028	97,587
Douglas Emmett, Inc.	4,848	186,163
Duke Realty Corp.	9,129	239,819
Education Realty Trust, Inc.[1]	1,692	69,118
EPR Properties	1,654	121,784
First Industrial Realty Trust, Inc.	3,483	92,752
GEO Group, Inc. (The)	11,855	549,716
Healthcare Realty Trust, Inc.	3,178	103,285
Highwoods Properties, Inc.	3,223	158,346
Hospitality Properties Trust	16,121	508,295
Jones Lang LaSalle, Inc.	14,895	1,660,048
Kilroy Realty Corp.	2,179	157,062
Lamar Advertising Co., Class A1	4,786	357,706
LaSalle Hotel Properties	10,205	295,435
Liberty Property Trust	4,992	192,442
Life Storage, Inc.[1]	1,353	111,108
Mack-Cali Realty Corp.	5,600	150,864
Medical Properties Trust, Inc.[1]	10,583	136,415
National Retail Properties, Inc.	2,970	129,551
Omega Healthcare Investors, Inc.[1]	6,974	230,072
Potlatch Corp.	3,267	149,302

	Shares	Value
Quality Care Properties, Inc.[2]	8,968	$169,137
Rayonier, Inc.	6,676	189,198
Regency Centers Corp.	1	66
Senior Housing Properties Trust	13,008	263,412
Tanger Factory Outlet Centers, Inc.[1]	3,606	118,169
Taubman Centers, Inc.	2,521	166,436
Uniti Group, Inc.	7,388	190,980
Urban Edge Properties	3,034	79,794
Washington Prime Group, Inc.	24,198	210,281
Weingarten Realty Investors	4,251	141,941
Total Real Estate		8,613,020
Retailing—8.4%
Aaron’s, Inc.	26,049	774,697
American Eagle Outfitters, Inc.	61,111	857,387
Big Lots, Inc.[1]	25,420	1,237,446
Cabela's, Inc.[1,2]	22,639	1,202,357
Chico’s FAS, Inc.	43,382	616,024
CST Brands, Inc.	43,333	2,083,884
Dick’s Sporting Goods, Inc.[1]	38,876	1,891,706
Dillard's, Inc., Class A	30,611	1,599,119
GameStop Corp., Class A1	91,380	2,060,619
HSN, Inc.	23,884	886,096
JC Penney Co., Inc.[1,2]	501,416	3,088,722
Michaels Cos., Inc. (The)[1,2]	2,218	49,661
Murphy USA, Inc.[1,2]	33,961	2,493,417
Office Depot, Inc.	617,213	2,879,299
Pool Corp.	5,253	626,840
Sally Beauty Holdings, Inc.[1,2]	46,956	959,781
Urban Outfitters, Inc.[2]	36,534	868,048
Williams-Sonoma, Inc.[1]	25,206	1,351,546
Total Retailing		25,526,649
Semiconductors & Semiconductor Equipment—1.2%
Cirrus Logic, Inc.[1,2]	6,077	368,813
Cree, Inc.[1,2]	12,872	344,069
Cypress Semiconductor Corp.[1]	33,788	464,923
First Solar, Inc.[1,2]	22,455	608,530
Integrated Device Technology, Inc.[2]	7,426	175,773
Microsemi Corp.[2]	8,154	420,176
Monolithic Power Systems, Inc.	1,003	92,376
Silicon Laboratories, Inc.[2]	2,324	170,930
Synaptics, Inc.[1,2]	7,637	378,108
Teradyne, Inc.	13,885	431,824
Versum Materials, Inc.[2]	8,113	248,258
Total Semiconductors & Semiconductor Equipment		3,703,780

Schedule of Investments - continued
OPPENHEIMER MID CAP REVENUE ETF
MARCH 31, 2017 (UNAUDITED)

	Shares	Value
Software & Services—4.2%
ACI Worldwide, Inc.[2]	10,487	$224,317
Acxiom Corp.[2]	7,601	216,400
ANSYS, Inc.[1,2]	2,251	240,564
Broadridge Financial Solutions, Inc.[1]	12,077	820,632
Cadence Design Systems, Inc.[2]	14,045	441,013
CDK Global, Inc.	7,993	519,625
CommVault Systems, Inc.[2]	3,052	155,042
Computer Sciences Corp.	26,649	1,839,047
Convergys Corp.	33,322	704,760
CoreLogic, Inc.[2]	11,975	487,622
DST Systems, Inc.	3,214	393,715
Fair Isaac Corp.	1,668	215,089
Fortinet, Inc.[2]	8,347	320,107
Gartner, Inc.[2]	5,352	577,962
j2 Global, Inc.[1]	2,415	202,643
Jack Henry & Associates, Inc.	3,591	334,322
Leidos Holdings, Inc.	31,947	1,633,770
LogMeIn, Inc.	907	88,433
Manhattan Associates, Inc.[2]	2,761	143,710
MAXIMUS, Inc.	9,688	602,594
NeuStar, Inc., Class A2	8,909	295,333
PTC, Inc.[2]	4,927	258,914
Science Applications International Corp.	12,627	939,449
Take-Two Interactive Software, Inc.[2]	6,600	391,182
Tyler Technologies, Inc.[1,2]	1,164	179,908
Ultimate Software Group, Inc. (The)[1,2]	993	193,844
WebMD Health Corp.[2]	3,359	176,952
WEX, Inc.[1,2]	2,314	239,499
Total Software & Services		12,836,448
Technology Hardware & Equipment—12.1%
3D Systems Corp.[1,2]	10,786	161,359
ARRIS International PLC[2]	63,995	1,692,668
Arrow Electronics, Inc.[2]	77,450	5,685,604
Avnet, Inc.	109,760	5,022,618
Belden, Inc.	8,149	563,829
Brocade Communications Systems, Inc.	46,054	574,754
Ciena Corp.[2]	26,832	633,504
Cognex Corp.	1,568	131,634
Coherent, Inc.[2]	1,266	260,340
Diebold Nixdorf, Inc.[1]	27,763	852,324
InterDigital, Inc.	1,890	163,107
IPG Photonics Corp.[2]	2,047	247,073
Jabil Circuit, Inc.	157,910	4,566,757
Keysight Technologies, Inc.[2]	18,201	657,784

	Shares	Value
Knowles Corp.[1,2]	11,054	$209,473
Littelfuse, Inc.	1,608	257,135
National Instruments Corp.	9,223	300,301
NCR Corp.[2]	35,982	1,643,658
NetScout Systems, Inc.[1,2]	7,247	275,024
Plantronics, Inc.	3,904	211,245
SYNNEX Corp.	28,702	3,212,902
Tech Data Corp.[1,2]	67,712	6,358,157
Trimble, Inc.[2]	18,123	580,117
VeriFone Systems, Inc.[1,2]	25,477	477,184
ViaSat, Inc.[1,2]	5,643	360,136
Vishay Intertechnology, Inc.[1]	35,132	577,921
Zebra Technologies Corp., Class A2	9,578	873,993
Total Technology Hardware & Equipment		36,550,601
Telecommunication Services—1.0%
Frontier Communications Corp.[1]	882,565	1,888,689
Telephone & Data Systems, Inc.	47,390	1,256,309
Total Telecommunication Services		3,144,998
Transportation—2.1%
Avis Budget Group, Inc.[2]	61,865	1,829,967
Genesee & Wyoming, Inc., Class A1,2	7,106	482,213
JetBlue Airways Corp.[2]	80,750	1,664,258
Kirby Corp.[1,2]	6,162	434,729
Landstar System, Inc.	9,051	775,218
Old Dominion Freight Line, Inc.	8,297	709,974
Werner Enterprises, Inc.[1]	17,767	465,495
Total Transportation		6,361,854
Utilities—3.4%
Aqua America, Inc.[1]	6,418	206,339
Atmos Energy Corp.[1]	9,909	782,712
Black Hills Corp.	5,759	382,801
Great Plains Energy, Inc.	22,770	665,339
Hawaiian Electric Industries, Inc.[1]	17,577	585,490
IDACORP, Inc.[1]	3,773	313,008
MDU Resources Group, Inc.	37,260	1,019,806
National Fuel Gas Co.	6,032	359,628
New Jersey Resources Corp.	12,474	493,970
NorthWestern Corp.[1]	5,330	312,871
OGE Energy Corp.	15,065	526,974
ONE Gas, Inc.	5,295	357,942
PNM Resources, Inc.	9,173	339,401
Southwest Gas Holdings, Inc.	7,344	608,891
UGI Corp.	29,099	1,437,491
Vectren Corp.	10,495	615,112

Schedule of Investments - concluded
OPPENHEIMER MID CAP REVENUE ETF
MARCH 31, 2017 (UNAUDITED)

	Shares	Value
Westar Energy, Inc.	11,441	$620,903
WGL Holdings, Inc.	6,933	572,180
Total Utilities		10,200,858
Total Common Stocks
(Cost $265,283,958)		302,158,663

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—7.8%
Dreyfus Institutional Preferred Money Market Fund-Institutional Shares, 0.91% [3] (Cost $23,739,930)	23,739,930	23,739,930
Total Investments—107.6% (Cost $289,023,888)		325,898,593
Liabilities in Excess of Other Assets—(7.6)%		(23,080,630)
Net Assets—100.0%		$302,817,963

PLC	-	Public Limited Company

1	All or a portion of the security was on loan. The aggregate value of the securities on loan was $65,131,544; total value of the collateral held by the fund was $66,724,854. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $42,984,924.
2	Non-income producing security.
3	Rate shown represents annualized 7-day yield as of March 31, 2017.

Schedule of Investments
OPPENHEIMER SMALL CAP REVENUE ETF
MARCH 31, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS—99.7%
Automobiles & Components—2.0%
American Axle & Manufacturing Holdings, Inc.[1,2]	143,126	$2,687,906
Cooper-Standard Holding, Inc.[2]	22,589	2,505,798
Dorman Products, Inc.[1,2]	7,952	653,098
Fox Factory Holding Corp.[2]	10,708	307,320
Gentherm, Inc.[1,2]	18,135	711,799
LCI Industries	11,901	1,187,720
Motorcar Parts of America, Inc.[1,2]	10,498	322,603
Standard Motor Products, Inc.	16,261	799,065
Superior Industries International, Inc.	20,730	525,505
Winnebago Industries, Inc.	24,711	722,797
Total Automobiles & Components		10,423,611
Banks—2.7%
Ameris Bancorp	5,444	250,968
Astoria Financial Corp.	17,980	368,770
Banc of California, Inc.[1]	23,246	481,192
Bank Mutual Corp.	8,218	77,249
Banner Corp.	6,119	340,461
BofI Holding, Inc.[1,2]	10,872	284,085
Boston Private Financial Holdings, Inc.	16,933	277,701
Brookline Bancorp, Inc.	12,575	196,799
Cardinal Financial Corp.	5,138	153,832
Central Pacific Financial Corp.	4,981	152,120
City Holding Co.	2,163	139,470
Columbia Banking System, Inc.	8,022	312,778
Community Bank System, Inc.[1]	5,689	312,781
Customers Bancorp, Inc.[2]	8,340	262,960
CVB Financial Corp.	9,553	211,026
Dime Community Bancshares, Inc.	7,348	149,164
Fidelity Southern Corp.	9,602	214,893
First BanCorp[2]	83,859	473,803
First Commonwealth Financial Corp.	15,388	204,045
First Financial Bancorp[1]	9,877	271,124
First Financial Bankshares, Inc.[1]	5,530	221,753
First Midwest Bancorp, Inc.	16,168	382,858
First NBC Bank Holding Co.[1,2]	37,741	150,964
Glacier Bancorp, Inc.	9,425	319,790
Great Western Bancorp, Inc.[1]	7,588	321,807
Hanmi Financial Corp.[1]	4,897	150,583
Home BancShares, Inc.	13,757	372,402
HomeStreet, Inc.[1,2]	15,767	440,688
Hope Bancorp, Inc.	17,065	327,136
Independent Bank Corp.	3,761	244,465
LegacyTexas Financial Group, Inc.	6,534	260,707

	Shares	Value
LendingTree, Inc.[1,2]	2,351	$294,698
National Bank Holdings Corp., Class A	4,534	147,355
NBT Bancorp, Inc.[1]	7,461	276,579
Northfield Bancorp, Inc.	5,487	98,876
Northwest Bancshares, Inc.[1]	18,360	309,182
OFG Bancorp	27,068	319,402
Old National Bancorp[1]	27,179	471,556
Opus Bank	12,560	253,084
Oritani Financial Corp.	6,618	112,506
Pinnacle Financial Partners, Inc.	5,312	352,982
Provident Financial Services, Inc.	10,084	260,671
S&T Bancorp, Inc.[1]	5,881	203,483
ServisFirst Bancshares, Inc.	4,272	155,415
Simmons First National Corp., Class A1	5,700	314,355
Southside Bancshares, Inc.[1]	4,550	152,744
Sterling Bancorp	16,200	383,940
Texas Capital Bancshares, Inc.[2]	2,947	245,927
Tompkins Financial Corp.[1]	2,383	191,951
TrustCo Bank Corp.	16,742	131,425
United Bankshares, Inc.[1]	9,157	386,883
United Community Banks, Inc.	11,076	306,695
Walker & Dunlop, Inc.[1,2]	10,961	456,964
Westamerica Bancorporation[1]	2,385	133,155
Total Banks		14,288,202
Capital Goods—11.7%
AAON, Inc.[1]	7,859	277,816
AAR Corp.[1]	36,869	1,239,904
Actuant Corp., Class A	28,918	761,989
Aegion Corp.[2]	39,728	910,168
Aerojet Rocketdyne Holdings, Inc.[1,2]	58,086	1,260,466
Aerovironment, Inc.[2]	6,431	180,261
Alamo Group, Inc.	8,211	625,596
Albany International Corp., Class A	12,823	590,499
American Woodmark Corp.[2]	8,297	761,665
Apogee Enterprises, Inc.[1]	13,589	810,040
Applied Industrial Technologies, Inc.	30,274	1,872,447
Astec Industries, Inc.	13,600	836,332
AZZ, Inc.[1]	10,959	652,060
Barnes Group, Inc.	17,847	916,265
Briggs & Stratton Corp.	61,407	1,378,587
Chart Industries, Inc.[1,2]	18,106	632,624
CIRCOR International, Inc.[1]	7,490	445,206
Comfort Systems USA, Inc.	33,387	1,223,634
Cubic Corp.	21,067	1,112,338
DXP Enterprises, Inc.[2]	23,059	873,244

Schedule of Investments - continued
OPPENHEIMER SMALL CAP REVENUE ETF
MARCH 31, 2017 (UNAUDITED)

	Shares	Value
Encore Wire Corp.	14,947	$687,562
Engility Holdings, Inc.[2]	50,908	1,473,277
EnPro Industries, Inc.	13,108	932,765
ESCO Technologies, Inc.	7,666	445,395
Federal Signal Corp.	36,419	502,946
Franklin Electric Co., Inc.	17,009	732,237
General Cable Corp.	166,895	2,995,765
Gibraltar Industries, Inc.[2]	17,997	741,476
Greenbrier Cos., Inc. (The)[1]	42,651	1,838,258
Griffon Corp.	59,212	1,459,576
Harsco Corp.[2]	87,451	1,115,000
Hillenbrand, Inc.	30,929	1,108,805
Insteel Industries, Inc.	8,767	316,839
John Bean Technologies Corp.	11,126	978,532
Kaman Corp.	27,491	1,323,142
Lindsay Corp.[1]	4,601	405,440
Lydall, Inc.[2]	7,905	423,708
Mercury Systems, Inc.[1,2]	6,361	248,397
Moog, Inc., Class A2	27,099	1,825,118
Mueller Industries, Inc.	45,429	1,555,035
MYR Group, Inc.[2]	19,168	785,888
National Presto Industries, Inc.[1]	2,692	275,122
Orion Group Holdings, Inc.[2]	50,608	378,042
Patrick Industries, Inc.[1,2]	12,801	907,591
PGT Innovations, Inc.[1,2]	32,550	349,912
Powell Industries, Inc.[1]	11,683	402,362
Proto Labs, Inc.[1,2]	4,230	216,153
Quanex Building Products Corp.	34,139	691,315
Raven Industries, Inc.[1]	6,356	184,642
Simpson Manufacturing Co., Inc.	14,852	639,973
SPX Corp.[2]	43,891	1,064,357
SPX FLOW, Inc.[2]	44,936	1,559,729
Standex International Corp.[1]	5,493	550,124
TASER International, Inc.[1,2]	8,607	196,154
Tennant Co.[1]	8,328	605,029
Titan International, Inc.	86,098	890,253
Trex Co., Inc.[2]	4,940	342,787
Triumph Group, Inc.[1]	107,767	2,775,000
Universal Forest Products, Inc.	24,428	2,407,135
Veritiv Corp.[1,2]	95,721	4,958,348
Vicor Corp.[2]	9,296	149,666
Wabash National Corp.	65,678	1,358,878
Watts Water Technologies, Inc., Class A	16,613	1,035,821
Total Capital Goods		61,194,695

	Shares	Value
Commercial & Professional Services—8.3%
ABM Industries, Inc.	85,936	$3,746,810
Brady Corp., Class A	20,874	806,780
Brink's Co. (The)	42,961	2,296,265
CDI Corp.[2]	89,395	764,327
Essendant, Inc.	264,463	4,006,614
Exponent, Inc.	3,903	232,424
Healthcare Services Group, Inc.	26,547	1,143,910
Heidrick & Struggles International, Inc.	17,563	462,785
Insperity, Inc.	24,110	2,137,351
Interface, Inc.	37,131	707,346
Kelly Services, Inc., Class A	180,036	3,935,587
Korn/Ferry International	37,276	1,173,821
LSC Communications, Inc.	111,115	2,795,653
Matthews International Corp., Class A	15,978	1,080,912
Mobile Mini, Inc.	12,293	374,937
Multi-Color Corp.	9,262	657,602
Navigant Consulting, Inc.[2]	33,157	757,969
On Assignment, Inc.[2]	37,337	1,811,965
Resources Connection, Inc.[1]	25,969	434,981
RR Donnelley & Sons Co.[1]	529,162	6,408,152
Team, Inc.[1,2]	35,128	950,212
Tetra Tech, Inc.	50,130	2,047,811
TrueBlue, Inc.[2]	76,306	2,086,969
UniFirst Corp.[1]	8,182	1,157,344
US Ecology, Inc.	7,294	341,724
Viad Corp.	19,696	890,259
WageWorks, Inc.[2]	3,473	251,098
Total Commercial & Professional Services		43,461,608
Consumer Durables & Apparel—5.0%
Callaway Golf Co.	58,404	646,532
Cavco Industries, Inc.[2]	4,809	559,768
Crocs, Inc.[1,2]	113,921	805,421
Ethan Allen Interiors, Inc.	18,676	572,419
Fossil Group, Inc.[1,2]	135,731	2,368,506
G-III Apparel Group Ltd.[1,2]	68,808	1,506,207
Iconix Brand Group, Inc.[1,2]	37,106	279,037
Installed Building Products, Inc.[2]	12,580	663,595
iRobot Corp.[1,2]	8,377	554,055
La-Z-Boy, Inc.	40,315	1,088,505
LGI Homes, Inc.[1,2]	19,603	664,738
M.D.C. Holdings, Inc.[1]	57,220	1,719,461
M/I Homes, Inc.[2]	49,599	1,215,176
Meritage Homes Corp.[1,2]	60,818	2,238,102
Movado Group, Inc.	18,099	451,570

	Shares	Value
Nautilus, Inc.[1,2]	17,764	$324,193
Oxford Industries, Inc.	14,141	809,714
Perry Ellis International, Inc.[2]	28,110	603,803
Steven Madden Ltd.[2]	27,656	1,066,139
Sturm Ruger & Co., Inc.[1]	9,262	495,980
TopBuild Corp.[2]	28,199	1,325,353
Unifi, Inc.[2]	17,260	490,011
Universal Electronics, Inc.[2]	7,126	488,131
Vera Bradley, Inc.[2]	39,957	372,000
Vista Outdoor, Inc.[1,2]	92,610	1,906,840
William Lyon Homes, Class A1,2	50,499	1,041,289
Wolverine World Wide, Inc.	73,416	1,833,198
Total Consumer Durables & Apparel		26,089,743
Consumer Services—3.6%
American Public Education, Inc.[2]	10,893	249,450
Belmond Ltd., Class A1,2	33,324	403,220
Biglari Holdings, Inc.[2]	1,535	663,089
BJ's Restaurants, Inc.[2]	18,882	762,833
Bob Evans Farms, Inc.[1]	16,044	1,040,774
Boyd Gaming Corp.[1,2]	79,423	1,748,100
Capella Education Co.	3,954	336,189
Career Education Corp.[2]	63,675	553,973
Chuy's Holdings, Inc.[2]	8,635	257,323
Dave & Buster's Entertainment, Inc.[1,2]	11,932	728,926
DineEquity, Inc.	8,877	483,086
El Pollo Loco Holdings, Inc.[1,2]	25,113	300,100
Fiesta Restaurant Group, Inc.[1,2]	24,274	587,431
ILG, Inc.	53,387	1,118,992
Marcus Corp. (The)	12,600	404,460
Marriott Vacations Worldwide Corp.[1]	14,241	1,423,103
Monarch Casino & Resort, Inc.[2]	5,630	166,310
Penn National Gaming, Inc.[2]	18,698	344,604
Red Robin Gourmet Burgers, Inc.[2]	18,138	1,060,166
Regis Corp.[2]	107,675	1,261,951
Ruby Tuesday, Inc.[2]	308,442	866,722
Ruth's Hospitality Group, Inc.	14,799	296,720
Scientific Games Corp., Class A1,2	99,835	2,361,098
Shake Shack, Inc., Class A1,2	11,057	369,304
Sonic Corp.	18,409	466,852
Strayer Education, Inc.	4,047	325,743
Wingstop, Inc.[1]	2,579	72,934
Total Consumer Services		18,653,453
Diversified Financials—2.0%
Capstead Mortgage Corp.	15,260	160,840
Donnelley Financial Solutions, Inc.[2]	36,574	705,512

	Shares	Value
Encore Capital Group, Inc.[1,2]	24,337	$749,580
Enova International, Inc.[2]	38,848	576,893
Evercore Partners, Inc., Class A	13,182	1,026,878
EZCORP, Inc., Class A1,2	65,820	536,433
Financial Engines, Inc.[1]	7,421	323,185
FirstCash, Inc.	18,056	887,452
Green Dot Corp., Class A2	15,881	529,790
Greenhill & Co., Inc.[1]	8,109	237,594
Interactive Brokers Group, Inc., Class A1	29,967	1,040,454
INTL. FCStone, Inc.[2]	16,063	609,751
Investment Technology Group, Inc.	17,066	345,587
Piper Jaffray Cos.	8,437	538,702
PRA Group, Inc.[1,2]	18,073	599,120
Virtus Investment Partners, Inc.[1]	2,178	230,650
WisdomTree Investments, Inc.	108,571	985,825
World Acceptance Corp.[1,2]	7,813	404,557
Total Diversified Financials		10,488,803
Energy—2.8%
Archrock, Inc.	47,949	594,568
Atwood Oceanics, Inc.[1,2]	68,255	650,470
Bill Barrett Corp.[1,2]	29,508	134,261
Bristow Group, Inc.[1]	76,747	1,167,322
CARBO Ceramics, Inc.[1,2]	6,543	85,321
Carrizo Oil & Gas, Inc.[1,2]	11,406	326,896
Cloud Peak Energy, Inc.[1,2]	148,529	680,263
Contango Oil & Gas Co.[2]	9,242	67,651
Denbury Resources, Inc.[1,2]	301,192	777,075
Era Group, Inc.[2]	16,224	215,130
Exterran Corp.[2]	28,173	886,041
Geospace Technologies Corp.[1,2]	3,050	49,501
Green Plains, Inc.[1]	106,797	2,643,226
Gulf Island Fabrication, Inc.	19,737	227,962
Helix Energy Solutions Group, Inc.[2]	48,030	373,193
Hornbeck Offshore Services, Inc.[1,2]	49,346	218,603
Matrix Service Co.[2]	62,273	1,027,504
Newpark Resources, Inc.[2]	47,772	386,953
Northern Oil and Gas, Inc.[1,2]	41,147	106,982
PDC Energy, Inc.[2]	5,030	313,621
Pioneer Energy Services Corp.[2]	45,705	182,820
REX American Resources Corp.[1,2]	4,093	370,376
SEACOR Holdings, Inc.[1,2]	9,809	678,685
SRC Energy, Inc.[1,2]	10,030	84,653
Tesco Corp.[2]	12,689	102,146
TETRA Technologies, Inc.[2]	133,150	541,921
Tidewater, Inc.[1,2]	526,225	605,159

	Shares	Value
U.S. Silica Holdings, Inc.[1]	8,786	$421,640
Unit Corp.[1,2]	20,222	488,564
Total Energy		14,408,507
Food & Staples Retailing—3.9%
Andersons, Inc. (The)	75,311	2,854,287
SpartanNash Co.	176,939	6,191,096
SUPERVALU, Inc.[2]	2,881,548	11,122,775
Total Food & Staples Retailing		20,168,158
Food, Beverage & Tobacco—2.6%
B&G Foods, Inc.	24,579	989,305
Calavo Growers, Inc.[1]	11,694	708,656
Cal-Maine Foods, Inc.[1]	23,968	882,023
Coca-Cola Bottling Co. Consolidated[1]	12,052	2,482,953
Darling Ingredients, Inc.[2]	172,495	2,504,627
J&J Snack Foods Corp.	5,435	736,769
John B. Sanfilippo & Son, Inc.[1]	2,894	211,812
Sanderson Farms, Inc.[1]	21,823	2,266,100
Seneca Foods Corp., Class A2	26,390	952,679
Universal Corp.	24,132	1,707,339
Total Food, Beverage & Tobacco		13,442,263
Health Care Equipment & Services—10.0%
Abaxis, Inc.[1]	3,416	165,676
Aceto Corp.[1]	26,808	423,834
Adeptus Health, Inc., Class A1,2	174,678	314,420
Air Methods Corp.[1,2]	20,163	867,009
Almost Family, Inc.[2]	9,403	456,986
Amedisys, Inc.[1,2]	21,214	1,083,823
AMN Healthcare Services, Inc.[1,2]	33,629	1,365,337
Analogic Corp.	5,088	386,179
AngioDynamics, Inc.[2]	15,460	268,231
Anika Therapeutics, Inc.[1,2]	1,769	76,845
BioTelemetry, Inc.[2]	5,702	165,073
Cantel Medical Corp.	6,585	527,459
Chemed Corp.[1]	6,284	1,148,024
Community Health Systems, Inc.[2]	1,400,705	12,424,253
Computer Programs & Systems, Inc.[1]	7,507	210,196
CONMED Corp.	13,293	590,342
CorVel Corp.[2]	9,241	401,984
Cross Country Healthcare, Inc.[2]	42,573	611,348
CryoLife, Inc.[2]	8,021	133,550
Diplomat Pharmacy, Inc.[1,2]	210,682	3,360,378
Ensign Group, Inc. (The)	67,537	1,269,696
Haemonetics Corp.[2]	17,015	690,299
HealthEquity, Inc.[1,2]	2,691	114,233
HealthStream, Inc.[1,2]	7,154	173,341

	Shares	Value
HMS Holdings Corp.[2]	19,962	$405,827
ICU Medical, Inc.[2]	1,784	272,417
Inogen, Inc.[1,2]	1,901	147,442
Integer Holdings Corp.[2]	25,908	1,041,502
Integra LifeSciences Holdings Corp.[1,2]	16,961	714,567
Invacare Corp.	65,262	776,618
Kindred Healthcare, Inc.[1]	636,136	5,311,736
Landauer, Inc.	2,228	108,615
LHC Group, Inc.[2]	13,403	722,422
Magellan Health, Inc.[2]	52,361	3,615,527
Medidata Solutions, Inc.[2]	5,909	340,890
Meridian Bioscience, Inc.[1]	10,843	149,633
Merit Medical Systems, Inc.[2]	14,655	423,530
Natus Medical, Inc.[1,2]	7,379	289,626
Neogen Corp.[2]	3,844	251,974
Omnicell, Inc.[1,2]	13,198	536,499
OraSure Technologies, Inc.[2]	62,899	813,284
Orthofix International NV2	7,651	291,886
PharMerica Corp.[2]	68,986	1,614,272
Providence Service Corp. (The)[2]	25,054	1,113,400
Quality Systems, Inc.[2]	24,621	375,224
Quorum Health Corp.[2]	204,049	1,110,027
Select Medical Holdings Corp.[1,2]	248,881	3,322,561
Surmodics, Inc.[2]	2,228	53,583
Tivity Health, Inc.[1,2]	13,492	392,617
UnitedHealth Group, Inc.	28	4,592
US Physical Therapy, Inc.[1]	3,520	229,856
Varex Imaging Corp.[2]	15,199	510,686
Zeltiq Aesthetics, Inc.[2]	4,338	241,236
Total Health Care Equipment & Services		52,410,565
Household & Personal Products—0.4%
Central Garden & Pet Co.[1,2]	19,063	706,665
Central Garden & Pet Co., Class A2	20,455	710,198
Inter Parfums, Inc.	10,524	384,652
Medifast, Inc.	4,705	208,761
WD-40 Co.	2,513	273,791
Total Household & Personal Products		2,284,067
Insurance—2.7%
American Equity Investment Life Holding Co.	63,357	1,497,126
AMERISAFE, Inc.[1]	4,440	288,156
eHealth, Inc.[1,2]	12,509	150,608
Employers Holdings, Inc.	14,975	568,301
HCI Group, Inc.[1]	3,948	179,950
Horace Mann Educators Corp.	19,889	816,443
Infinity Property & Casualty Corp.	11,258	1,075,139

	Shares	Value
Maiden Holdings Ltd.	136,845	$1,915,830
Navigators Group, Inc. (The)	16,100	874,230
ProAssurance Corp.	10,745	647,386
RLI Corp.[1]	10,083	605,182
Safety Insurance Group, Inc.	8,386	587,859
Selective Insurance Group, Inc.[1]	34,472	1,625,355
Stewart Information Services Corp.	33,943	1,499,602
United Fire Group, Inc.	19,356	827,856
United Insurance Holdings Corp.	20,759	331,106
Universal Insurance Holdings, Inc.[1]	20,257	496,297
Total Insurance		13,986,426
Materials—6.5%
A. Schulman, Inc.	55,464	1,744,343
AdvanSix, Inc.[2]	33,100	904,292
AK Steel Holding Corp.[1,2]	521,160	3,747,140
American Vanguard Corp.	15,111	250,843
Balchem Corp.	4,789	394,709
Boise Cascade Co.[2]	103,028	2,750,848
Calgon Carbon Corp.	27,146	396,332
Century Aluminum Co.[1,2]	73,637	934,454
Clearwater Paper Corp.[2]	23,955	1,341,480
Deltic Timber Corp.	2,126	166,083
Flotek Industries, Inc.[1,2]	16,482	210,805
FutureFuel Corp.	12,162	172,457
H.B. Fuller Co.[1]	30,358	1,565,258
Hawkins, Inc.	7,478	366,422
Haynes International, Inc.	7,787	296,840
Headwaters, Inc.[2]	31,852	747,885
Ingevity Corp.[2]	11,184	680,546
Innophos Holdings, Inc.	9,980	538,621
Innospec, Inc.	10,343	669,709
Kaiser Aluminum Corp.[1]	12,418	992,198
KapStone Paper and Packaging Corp.	100,563	2,323,005
Koppers Holdings, Inc.[2]	25,073	1,061,842
Kraton Corp.[2]	44,343	1,371,086
LSB Industries, Inc.[1,2]	32,738	307,082
Materion Corp.	21,321	715,320
Myers Industries, Inc.	28,941	458,715
Neenah Paper, Inc.	9,141	682,833
Olympic Steel, Inc.	36,779	682,618
PH Glatfelter Co.	54,800	1,191,352
Quaker Chemical Corp.	4,178	550,075
Rayonier Advanced Materials, Inc.[1]	47,595	640,153
Schweitzer-Mauduit International, Inc.	15,117	626,146
Stepan Co.	16,550	1,304,306

	Shares	Value
Stillwater Mining Co.[1,2]	30,498	$526,700
SunCoke Energy, Inc.[2]	91,445	819,347
TimkenSteel Corp.[1,2]	32,454	613,705
Tredegar Corp.	35,003	614,303
U.S. Concrete, Inc.[1,2]	11,847	764,724
Total Materials		34,124,577
Media—1.1%
E.W. Scripps Co., (The), Class A1,2	30,631	717,991
Gannett Co., Inc.	277,735	2,327,419
New Media Investment Group, Inc.	62,145	883,080
Scholastic Corp.	29,205	1,243,257
World Wrestling Entertainment, Inc., Class A	26,313	584,675
Total Media		5,756,422
Pharmaceuticals, Biotechnology & Life Sciences—1.4%
Acorda Therapeutics, Inc.[1,2]	13,513	283,773
Albany Molecular Research, Inc.[1,2]	30,624	429,655
AMAG Pharmaceuticals, Inc.[1,2]	16,888	380,824
Amphastar Pharmaceuticals, Inc.[1,2]	13,939	202,115
ANI Pharmaceuticals, Inc.[1,2]	2,039	100,951
Cambrex Corp.[1,2]	7,147	393,442
Depomed, Inc.[1,2]	20,927	262,634
Eagle Pharmaceuticals, Inc.[1,2]	1,708	141,662
Emergent BioSolutions, Inc.[1,2]	11,828	343,485
Enanta Pharmaceuticals, Inc.[2]	1,270	39,116
Heska Corp.[2]	4,183	439,131
Impax Laboratories, Inc.[2]	63,830	807,449
Innoviva, Inc.[1,2]	7,928	109,644
Lannett Co., Inc.[1,2]	22,561	504,238
Ligand Pharmaceuticals, Inc.[1,2]	738	78,110
Luminex Corp.	10,977	201,647
Medicines Co. (The)[1,2]	2,012	98,387
MiMedx Group, Inc.[1,2]	20,928	199,444
Momenta Pharmaceuticals, Inc.[2]	5,876	78,445
Myriad Genetics, Inc.[1,2]	29,113	558,970
Nektar Therapeutics[1,2]	7,870	184,709
Phibro Animal Health Corp., Class A	19,837	557,420
Progenics Pharmaceuticals, Inc.[1,2]	3,875	36,580
Repligen Corp.[1,2]	2,292	80,678
SciClone Pharmaceuticals, Inc.[2]	12,337	120,903
Spectrum Pharmaceuticals, Inc.[1,2]	16,363	106,360
Sucampo Pharmaceuticals, Inc., Class A1,2	15,629	171,919
Supernus Pharmaceuticals, Inc.[1,2]	5,582	174,717
Total Pharmaceuticals, Biotechnology & Life Sciences		7,086,408
Real Estate—1.2%
Acadia Realty Trust	6,074	182,584

	Shares	Value
Agree Realty Corp.	1,422	$68,199
American Assets Trust, Inc.	5,110	213,802
CareTrust REIT, Inc.	4,993	83,982
Cedar Realty Trust, Inc.	21,212	106,484
Chesapeake Lodging Trust	19,039	456,174
CoreSite Realty Corp.	3,327	299,596
DiamondRock Hospitality Co.	59,971	668,677
EastGroup Properties, Inc.	2,613	192,134
Forestar Group, Inc.[2]	11,358	155,037
Four Corners Property Trust, Inc.	4,296	98,078
Franklin Street Properties Corp.[1]	15,838	192,273
Getty Realty Corp.	3,473	87,763
Government Properties Income Trust[1]	10,949	229,163
Hersha Hospitality Trust	18,026	338,709
HFF, Inc., Class A	12,669	350,551
Kite Realty Group Trust	12,219	262,708
Lexington Realty Trust	32,150	320,857
LTC Properties, Inc.	2,624	125,690
Parkway, Inc.	4,312	85,766
Pennsylvania Real Estate Investment Trust[1]	20,401	308,871
PS Business Parks, Inc.	2,567	294,589
RE/MAX Holdings, Inc., Class A1	2,322	138,043
Retail Opportunity Investments Corp.[1]	8,349	175,579
Sabra Health Care REIT, Inc.[1]	7,227	201,850
Saul Centers, Inc.	2,538	156,392
Summit Hotel Properties, Inc.	22,431	358,447
Universal Health Realty Income Trust	831	53,600
Urstadt Biddle Properties, Inc., Class A	4,139	85,098
Total Real Estate		6,290,696
Retailing—15.0%
Abercrombie & Fitch Co., Class A1	213,122	2,542,545
Asbury Automotive Group, Inc.[2]	76,947	4,624,515
Ascena Retail Group, Inc.[1,2]	1,242,110	5,291,389
Barnes & Noble Education, Inc.[1,2]	140,056	1,343,137
Barnes & Noble, Inc.	328,167	3,035,545
Big 5 Sporting Goods Corp.[1]	49,662	749,896
Buckle, Inc. (The)	40,504	753,374
Caleres, Inc.	60,839	1,607,366
Cato Corp., (The), Class A	32,139	705,772
Children's Place, Inc. (The)	11,036	1,324,872
Core-Mark Holding Co., Inc.	241,514	7,532,822
DSW, Inc., Class A	14,416	298,123
Express, Inc.[2]	178,157	1,623,010
Finish Line, Inc., (The), Class A1	83,134	1,182,997
Five Below, Inc.[1,2]	17,808	771,265

	Shares	Value
Francesca's Holdings Corp.[1,2]	21,553	$330,839
Fred's, Inc., Class A1	104,100	1,363,710
FTD Cos., Inc.[2]	45,721	920,821
Genesco, Inc.[2]	36,761	2,038,397
Group 1 Automotive, Inc.	102,761	7,612,535
Guess?, Inc.[1]	126,652	1,412,170
Haverty Furniture Cos., Inc.	26,471	644,569
Hibbett Sports, Inc.[1,2]	24,153	712,514
Kirkland's, Inc.[2]	36,010	446,524
Lithia Motors, Inc., Class A1	68,983	5,908,394
Lumber Liquidators Holdings, Inc.[1,2]	38,533	808,808
MarineMax, Inc.[1,2]	32,534	704,361
Monro Muffler Brake, Inc.[1]	13,419	699,130
Nutrisystem, Inc.	7,840	435,120
Ollie's Bargain Outlet Holdings, Inc.[1,2]	19,823	664,071
PetMed Express, Inc.[1]	8,974	180,736
Rent-A-Center, Inc.	233,723	2,073,123
RH1,2	44,967	2,080,173
Select Comfort Corp.[1,2]	39,608	981,882
Shoe Carnival, Inc.[1]	28,437	698,697
Shutterfly, Inc.[1,2]	17,780	858,596
Sonic Automotive, Inc., Class A	344,661	6,910,453
Stein Mart, Inc.	339,038	1,020,504
Tailored Brands, Inc.[1]	168,759	2,521,259
Tile Shop Holdings, Inc.[1]	12,772	245,861
Tuesday Morning Corp.[1,2]	200,423	751,586
Vitamin Shoppe, Inc.[2]	49,705	1,001,556
Zumiez, Inc.[1,2]	34,056	623,225
Total Retailing		78,036,242
Semiconductors & Semiconductor Equipment—1.1%
Advanced Energy Industries, Inc.[2]	5,251	360,009
Brooks Automation, Inc.	21,312	477,389
Cabot Microelectronics Corp.	4,758	364,510
CEVA, Inc.[1,2]	1,529	54,279
Cohu, Inc.	11,969	220,948
Diodes, Inc.[2]	28,752	691,486
DSP Group, Inc.[2]	9,226	110,712
Exar Corp.[2]	8,150	106,031
Kopin Corp.[1,2]	4,407	18,069
Kulicke & Soffa Industries, Inc.[2]	24,169	491,114
MKS Instruments, Inc.[1]	13,980	961,125
Nanometrics, Inc.[2]	5,588	170,210
Power Integrations, Inc.[1]	4,313	283,580
Rambus, Inc.[2]	18,934	248,793
Rudolph Technologies, Inc.[2]	7,858	176,019

	Shares	Value
Semtech Corp.[2]	11,292	$381,670
Ultratech, Inc.[2]	4,877	144,457
Veeco Instruments, Inc.[1,2]	8,391	250,471
Xperi Corp.	5,529	187,709
Total Semiconductors & Semiconductor Equipment		5,698,581
Software & Services—2.8%
8x8, Inc.[2]	12,613	192,348
Blackbaud, Inc.[1]	7,106	544,817
Blucora, Inc.[1,2]	21,002	363,335
Bottomline Technologies (de), Inc.[1,2]	10,360	245,014
CACI International, Inc., Class A2	24,885	2,919,010
Cardtronics PLC, Class A2	20,034	936,589
CSG Systems International, Inc.	14,562	550,589
DHI Group, Inc.[2]	36,109	142,631
Ebix, Inc.[1]	3,494	214,007
Exlservice Holdings, Inc.[2]	11,216	531,190
Forrester Research, Inc.	6,287	249,908
Liquidity Services, Inc.[2]	30,101	240,808
LivePerson, Inc.[2]	23,535	161,215
ManTech International Corp., Class A	32,204	1,115,224
MicroStrategy, Inc., Class A2	2,012	377,854
Monotype Imaging Holdings, Inc.	7,674	154,247
NIC, Inc.	11,101	224,240
Perficient, Inc.[2]	20,182	350,360
Progress Software Corp.	10,336	300,261
Qualys, Inc.[2]	4,244	160,848
QuinStreet, Inc.[2]	66,694	260,107
Shutterstock, Inc.[1,2]	9,053	374,342
SPS Commerce, Inc.[2]	2,493	145,816
Stamps.com, Inc.[1,2]	2,025	239,659
Sykes Enterprises, Inc.[2]	37,695	1,108,233
Synchronoss Technologies, Inc.[1,2]	13,597	331,767
TeleTech Holdings, Inc.	31,319	927,042
TiVo Corp.	25,927	486,131
VASCO Data Security International, Inc.[2]	10,837	146,299
Virtusa Corp.[2]	18,532	560,037
XO Group, Inc.[2]	6,590	113,414
Total Software & Services		14,667,342
Technology Hardware & Equipment—7.4%
ADTRAN, Inc.	22,102	458,616
Agilysys, Inc.[1,2]	10,231	96,683
Anixter International, Inc.[2]	68,948	5,467,576
Badger Meter, Inc.	8,194	301,129
Bel Fuse, Inc., Class B	14,624	373,643
Benchmark Electronics, Inc.[2]	53,575	1,703,685

	Shares	Value
Black Box Corp.	71,998	$644,382
CalAmp Corp.[1,2]	14,796	248,425
Comtech Telecommunications Corp.	24,533	361,616
Cray, Inc.[2]	22,853	500,481
CTS Corp.[1]	13,211	281,394
Daktronics, Inc.	46,515	439,567
Digi International, Inc.[2]	11,736	139,658
Electro Scientific Industries, Inc.[2]	17,658	123,076
Electronics For Imaging, Inc.[1,2]	15,664	764,873
ePlus, Inc.[2]	7,304	986,405
Fabrinet[1,2]	22,174	931,973
FARO Technologies, Inc.[1,2]	6,786	242,600
Harmonic, Inc.[1,2]	51,782	308,103
II-VI, Inc.[2]	19,814	714,295
Insight Enterprises, Inc.[2]	93,419	3,838,587
Itron, Inc.[2]	24,440	1,483,508
Ixia[2]	18,345	360,479
Lumentum Holdings, Inc.[2]	16,181	863,256
Methode Electronics, Inc.	13,128	598,637
MTS Systems Corp.[1]	7,836	431,372
NETGEAR, Inc.[2]	18,343	908,896
OSI Systems, Inc.[1,2]	9,119	665,596
Park Electrochemical Corp.	4,819	86,067
Plexus Corp.[2]	33,521	1,937,514
Rogers Corp.[2]	5,863	503,456
Sanmina Corp.[2]	122,711	4,982,067
ScanSource, Inc.[2]	65,074	2,554,155
Super Micro Computer, Inc.[1,2]	65,718	1,665,951
TTM Technologies, Inc.[1,2]	116,327	1,876,355
Viavi Solutions, Inc.[2]	63,364	679,262
Total Technology Hardware & Equipment		38,523,338
Telecommunication Services—0.7%
ATN International, Inc.	4,660	328,157
Cincinnati Bell, Inc.[1,2]	46,497	822,997
Cogent Communications Holdings, Inc.[1]	7,930	341,387
Consolidated Communications Holdings, Inc.	23,203	543,414
General Communication, Inc., Class A2	36,694	763,235
Iridium Communications, Inc.[1,2]	35,073	338,455
Lumos Networks Corp.[2]	8,616	152,503
Spok Holdings, Inc.	7,367	139,973
Total Telecommunication Services		3,430,121
Transportation—3.6%
Allegiant Travel Co.[1]	6,322	1,013,100
ArcBest Corp.	71,733	1,865,058

	Shares	Value
Atlas Air Worldwide Holdings, Inc.[2]	25,155	1,394,845
Celadon Group, Inc.	94,605	$619,663
Echo Global Logistics, Inc.[2]	59,246	1,264,902
Forward Air Corp.	15,173	721,779
Hawaiian Holdings, Inc.[2]	36,453	1,693,242
Heartland Express, Inc.	22,357	448,258
Hub Group, Inc., Class A2	54,688	2,537,523
Knight Transportation, Inc.[1]	24,979	783,092
Marten Transport Ltd.	20,508	480,912
Matson, Inc.	44,239	1,405,031
Roadrunner Transportation Systems, Inc.[2]	208,824	1,434,621
Saia, Inc.[2]	19,749	874,881
SkyWest, Inc.	63,212	2,165,011
Total Transportation		18,701,918
Utilities—1.2%
ALLETE, Inc.	14,823	1,003,665
American States Water Co.[1]	7,301	323,434
Avista Corp.	26,936	1,051,851
California Water Service Group[1]	12,916	463,039
El Paso Electric Co.	13,431	678,265
Northwest Natural Gas Co.[1]	8,639	510,565
South Jersey Industries, Inc.	22,577	804,870
Spire, Inc.[1]	18,268	1,233,090
Total Utilities		6,068,779
Total Common Stocks
(Cost $467,335,427)		519,684,525

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—9.9%
Dreyfus Institutional Preferred Money Market Fund-Institutional Shares, 0.91% [3] (Cost $51,754,523)	51,754,523	51,754,523
Total Investments—109.6% (Cost $519,089,950)		571,439,048
Liabilities in Excess of Other Assets—(9.6)%		(49,965,774)
Net Assets—100.0%		$521,473,274

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

1	All or a portion of the security was on loan. The aggregate value of the securities on loan was $113,768,294; total value of the collateral held by the fund was $116,384,676. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $64,630,153.
2	Non-income producing security.
3	Rate shown represents annualized 7-day yield as of March 31, 2017.

Schedule of Investments

OPPENHEIMER FINANCIALS SECTOR REVENUE ETF
MARCH 31, 2017 (UNAUDITED)

Its

	Shares	Value
COMMON STOCKS—99.8%
Banks—32.7%
Bank of America Corp.	87,076	$2,054,123
BB&T Corp.	5,743	256,712
Citigroup, Inc.	31,776	1,900,840
Citizens Financial Group, Inc.	3,666	126,660
Comerica, Inc.	974	66,797
Fifth Third Bancorp	5,846	148,488
Huntington Bancshares, Inc.	6,359	85,147
JPMorgan Chase & Co.	26,924	2,365,004
KeyCorp	6,884	122,398
M&T Bank Corp.	829	128,271
People's United Financial, Inc.	1,830	33,306
PNC Financial Services Group, Inc. (The)	3,071	369,257
Regions Financial Corp.	9,216	133,909
SunTrust Banks, Inc.	3,680	203,504
U.S. Bancorp	9,686	498,829
Wells Fargo & Co.	37,283	2,075,172
Zions Bancorporation	1,294	54,348
Total Banks		10,622,765
Capital Markets—12.8%
Affiliated Managers Group, Inc.	310	50,821
Ameriprise Financial, Inc.	2,052	266,103
Bank of New York Mellon Corp. (The)	7,591	358,523
BlackRock, Inc.	672	257,719
CBOE Holdings, Inc.	195	15,809
Charles Schwab Corp. (The)	4,182	170,668
CME Group, Inc.	703	83,516
E*TRADE Financial Corp.[1]	1,348	47,032
Franklin Resources, Inc.	3,486	146,900
Goldman Sachs Group, Inc. (The)	3,581	822,627
Intercontinental Exchange, Inc.	2,297	137,521
Invesco Ltd.	3,400	104,142
Moody's Corp.	747	83,694
Morgan Stanley	19,376	830,068
Nasdaq, Inc.	1,225	85,076
Northern Trust Corp.	1,329	115,065
Raymond James Financial, Inc.	1,731	132,006
S&P Global, Inc.	1,018	133,093
State Street Corp.	3,109	247,508
T. Rowe Price Group, Inc.[2]	1,377	93,843
Total Capital Markets		4,181,734
Consumer Finance—6.5%
American Express Co.	9,993	790,546
Capital One Financial Corp.	7,184	622,566

	Shares	Value
Discover Financial Services	3,479	$237,929
Navient Corp.	7,658	113,032
Synchrony Financial	9,957	341,525
Total Consumer Finance		2,105,598
Diversified Financial Services—16.1%
Berkshire Hathaway, Inc., Class B1	29,959	4,993,566
Leucadia National Corp.	9,421	244,946
Total Diversified Financial Services		5,238,512
Insurance—31.7%
Aflac, Inc.	7,301	528,738
Allstate Corp. (The)	10,243	834,702
American International Group, Inc.	19,823	1,237,550
Aon PLC	2,288	271,563
Arthur J. Gallagher & Co.	2,295	129,759
Assurant, Inc.	1,646	157,473
Chubb Ltd.	5,348	728,665
Cincinnati Financial Corp.	1,699	122,787
Hartford Financial Services Group, Inc. (The)	8,512	409,172
Lincoln National Corp.	4,521	295,900
Loews Corp.	6,451	301,713
Marsh & McLennan Cos., Inc.	4,162	307,530
MetLife, Inc.	27,516	1,453,395
Principal Financial Group, Inc.[2]	4,545	286,835
Progressive Corp. (The)	13,663	535,316
Prudential Financial, Inc.	12,356	1,318,138
Torchmark Corp.	1,172	90,291
Travelers Cos., Inc. (The)	5,234	630,906
Unum Group	5,366	251,612
Willis Towers Watson PLC	1,419	185,733
XL Group Ltd.	6,114	243,704
Total Insurance		10,321,482
Total Common Stocks
(Cost $26,928,843)		32,470,091

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—1.1%
Dreyfus Institutional Preferred Money Market Fund-Institutional Shares, 0.91% [3] (Cost $352,456)	352,456	352,456
Total Investments—100.9% (Cost $27,281,299)		32,822,547
Liabilities in Excess of Other Assets—(0.9)%		(304,316)
Net Assets—100.0%		$32,518,231

Schedule of Investments - concluded

OPPENHEIMER FINANCIALS SECTOR REVENUE ETF
MARCH 31, 2017 (UNAUDITED)

PLC	-	Public Limited Company

1	Non-income producing security.
2	All or a portion of the security was on loan. The aggregate value of the securities on loan was $345,321; total value of the collateral held by the fund was $352,456.
3	Rate shown represents annualized 7-day yield as of March 31, 2017.

Schedule of Investments

OPPENHEIMER FINANCIALS SECTOR REVENUE ETF
MARCH 31, 2017 (UNAUDITED)

Schedule of Investments

OPPENHEIMER ULTRA DIVIDEND REVENUE ETF
MARCH 31, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS—99.4%
Automobiles & Components—4.6%
Ford Motor Co.	2,008,698	$23,381,245

Banks—0.4%
New York Community Bancorp, Inc.[1]	147,755	2,064,137

Commercial & Professional Services—0.8%
Pitney Bowes, Inc.	297,053	3,894,365

Consumer Durables & Apparel—1.8%
Mattel, Inc.	248,390	6,361,268
Tupperware Brands Corp.	42,168	2,644,777
Total Consumer Durables & Apparel		9,006,045
Diversified Financials—1.4%
Navient Corp.	378,356	5,584,534
Waddell & Reed Financial, Inc., Class A	78,337	1,331,729
Total Diversified Financials		6,916,263
Energy—15.3%
HollyFrontier Corp.[1]	433,488	12,285,050
Occidental Petroleum Corp.	180,779	11,454,158
ONEOK, Inc.[1]	193,746	10,741,278
Valero Energy Corp.	373,770	24,777,213
Western Refining, Inc.	247,808	8,690,627
Williams Cos., Inc. (The)	306,507	9,069,542
Total Energy		77,017,868
Insurance—0.8%
Mercury General Corp.[1]	62,709	3,824,622

Materials—2.2%
CF Industries Holdings, Inc.[1]	148,881	4,369,657
Compass Minerals International, Inc.[1]	19,154	1,299,599
Domtar Corp.	155,983	5,696,499
Total Materials		11,365,755
Real Estate—10.3%
Care Capital Properties, Inc.[1]	16,401	440,695
CoreCivic, Inc.	66,726	2,096,531
Crown Castle International Corp.	50,889	4,806,466
EPR Properties	7,903	581,898
Extra Space Storage, Inc.[1]	16,820	1,251,240
GEO Group, Inc. (The)	58,032	2,690,944
HCP, Inc.	83,118	2,599,931
Hospitality Properties Trust	77,078	2,430,269
Host Hotels & Resorts, Inc.	346,479	6,465,298
Iron Mountain, Inc.	118,653	4,232,353
Kimco Realty Corp.	72,353	1,598,278

	Shares	Value
Lamar Advertising Co., Class A1	23,057	$1,723,280
LaSalle Hotel Properties	49,265	1,426,222
Liberty Property Trust	23,566	908,469
Life Storage, Inc.[1]	6,518	535,258
Macerich Co. (The)	19,578	1,260,823
Medical Properties Trust, Inc.[1]	50,589	652,092
National Retail Properties, Inc.	14,299	623,722
Omega Healthcare Investors, Inc.[1]	33,487	1,104,736
Realty Income Corp.	21,792	1,297,278
Senior Housing Properties Trust	62,373	1,263,053
Uniti Group, Inc.	34,805	899,709
Ventas, Inc.	66,789	4,343,957
Washington Prime Group, Inc.	114,837	997,934
Weingarten Realty Investors[1]	20,294	677,617
Welltower, Inc.[1]	74,098	5,247,620
Total Real Estate		52,155,673
Retailing—23.4%
GameStop Corp., Class A1	429,304	9,680,805
Kohl's Corp.[1]	556,037	22,135,833
L Brands, Inc.	288,131	13,570,970
Macy's, Inc.	846,533	25,091,238
Staples, Inc.	2,459,865	21,573,016
Target Corp.	469,648	25,919,873
Total Retailing		117,971,735
Technology Hardware & Equipment—2.5%
Seagate Technology PLC[1]	271,406	12,465,678

Telecommunication Services—15.6%
AT&T, Inc.	596,448	24,782,415
CenturyLink, Inc.[1]	856,775	20,194,187
Frontier Communications Corp.[1]	4,206,566	9,002,051
Verizon Communications, Inc.	506,183	24,676,421
Total Telecommunication Services		78,655,074
Utilities—20.3%
AES Corp.	1,384,641	15,480,286
Duke Energy Corp.	309,955	25,419,410
Entergy Corp.	168,181	12,775,029
FirstEnergy Corp.	537,361	17,098,827
PPL Corp.	237,566	8,882,593
Southern Co. (The)	457,940	22,796,253
Total Utilities		102,452,398
Total Common Stocks
(Cost $506,092,435)		501,170,858

Schedule of Investments - concluded

OPPENHEIMER ULTRA DIVIDEND REVENUE ETF
MARCH 31, 2017 (UNAUDITED)

	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—7.8%
Dreyfus Institutional Preferred Money Market Fund-Institutional Shares, 0.91% [2] (Cost $39,028,739)	39,028,739	$39,028,739
Total Investments—107.2% (Cost $545,121,174)		540,199,597
Liabilities in Excess of Other Assets—(7.2)%		(36,123,278)
Net Assets—100.0%		$504,076,319

PLC	-	Public Limited Company

1	All or a portion of the security was on loan. The aggregate value of the securities on loan was $70,145,676; total value of the collateral held by the fund was $71,785,514. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $32,756,775.
2	Rate shown represents annualized 7-day yield as of March 31, 2017.

Schedule of Investments

OPPENHEIMER ESG REVENUE ETF
MARCH 31, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—3.5%
BorgWarner, Inc.	910	$38,029
Delphi Automotive PLC	892	71,797
Ford Motor Co.	52,915	615,931
Goodyear Tire & Rubber Co. (The)	1,813	65,268
Total Automobiles & Components		791,025
Banks—2.2%
Bank of America Corp.	16,402	386,923
Comerica, Inc.	181	12,413
U.S. Bancorp	1,824	93,936
Total Banks		493,272
Capital Goods—10.7%
3M Co.	696	133,166
Cummins, Inc.	501	75,751
Deere & Co.	1,058	115,174
Dover Corp.	378	30,372
Eaton Corp. PLC	1,178	87,349
Emerson Electric Co.	1,298	77,698
Flowserve Corp.[1]	370	17,916
Fluor Corp.	1,539	80,982
General Electric Co.	17,734	528,473
Illinois Tool Works, Inc.	443	58,684
Ingersoll-Rand PLC	738	60,014
Johnson Controls International PLC	3,660	154,159
Lockheed Martin Corp.	774	207,123
Northrop Grumman Corp.	444	105,601
Parker-Hannifin Corp.	311	49,860
Raytheon Co.	686	104,615
Rockwell Automation, Inc.	169	26,315
Rockwell Collins, Inc.	238	23,124
Stanley Black & Decker, Inc.	385	51,155
Textron, Inc.	1,270	60,439
United Rentals, Inc.[2]	195	24,385
United Technologies Corp.	2,240	251,350
W.W. Grainger, Inc.[1]	182	42,362
Xylem, Inc.	342	17,175
Total Capital Goods		2,383,242
Commercial & Professional Services—0.4%
Nielsen Holdings PLC	632	26,108
Waste Management, Inc.	813	59,284
Total Commercial & Professional Services		85,392
Consumer Durables & Apparel—2.3%
Coach, Inc.	504	20,830
Hanesbrands, Inc.[1]	1,269	26,344

	Shares	Value
Hasbro, Inc.	222	$22,160
Mattel, Inc.	913	23,382
Mohawk Industries, Inc.[2]	172	39,472
Newell Brands, Inc.	1,193	56,274
NIKE, Inc., Class B	2,564	142,892
PVH Corp.	392	40,560
VF Corp.[1]	983	54,036
Whirlpool Corp.	500	85,665
Total Consumer Durables & Apparel		511,615
Consumer Services—1.2%
Darden Restaurants, Inc.	407	34,054
Marriott International, Inc., Class A	837	78,829
Royal Caribbean Cruises Ltd.	387	37,968
Starbucks Corp.	1,752	102,299
Wyndham Worldwide Corp.	296	24,950
Total Consumer Services		278,100
Diversified Financials—2.5%
Bank of New York Mellon Corp. (The)	1,430	67,539
BlackRock, Inc.	149	57,143
Goldman Sachs Group, Inc. (The)	672	154,372
Invesco Ltd.	623	19,082
Morgan Stanley	3,649	156,323
Northern Trust Corp.	245	21,212
S&P Global, Inc.	192	25,102
State Street Corp.	575	45,776
T. Rowe Price Group, Inc.	257	17,515
Total Diversified Financials		564,064
Energy—4.3%
Apache Corp.	449	23,074
Baker Hughes, Inc.	739	44,207
ConocoPhillips	2,273	113,355
Devon Energy Corp.	1,102	45,975
EQT Corp.	126	7,699
Halliburton Co.	1,359	66,876
Hess Corp.	425	20,489
Marathon Oil Corp.	1,137	17,965
Marathon Petroleum Corp.	4,776	241,379
Newfield Exploration Co.[2]	183	6,755
Noble Energy, Inc.	432	14,835
Occidental Petroleum Corp.	683	43,275
ONEOK, Inc.[1]	724	40,139
Schlumberger Ltd.	1,714	133,863
TechnipFMC PLC[2]	1,107	35,977
Tesoro Corp.	1,238	100,352
Total Energy		956,215

Schedule of Investments - continued

OPPENHEIMER ESG REVENUE ETF
MARCH 31, 2017 (UNAUDITED)

	Shares	Value
Food & Staples Retailing—6.8%
CVS Health Corp.	9,819	$770,791
Kroger Co. (The)	17,383	512,625
Sysco Corp.	4,451	231,096
Total Food & Staples Retailing		1,514,512
Food, Beverage & Tobacco—5.2%
Altria Group, Inc.	1,127	80,490
Brown-Forman Corp., Class B	285	13,161
Campbell Soup Co.	591	33,829
Coca-Cola Co. (The)	4,382	185,972
Conagra Brands, Inc.	1,035	41,752
Dr Pepper Snapple Group, Inc.	296	28,984
General Mills, Inc.	1,150	67,862
Hershey Co. (The)	300	32,775
Hormel Foods Corp.	1,186	41,071
J.M. Smucker Co. (The)	238	31,197
Kellogg Co.	765	55,547
McCormick & Co., Inc.	191	18,632
Molson Coors Brewing Co., Class B	219	20,961
Mondelez International, Inc., Class A	2,565	110,500
PepsiCo, Inc.	2,492	278,755
Philip Morris International, Inc.	1,047	118,206
Total Food, Beverage & Tobacco		1,159,694
Health Care Equipment & Services—11.0%
Abbott Laboratories	2,029	90,108
Baxter International, Inc.	859	44,548
Becton Dickinson and Co.	297	54,482
Boston Scientific Corp.[2]	1,500	37,305
C.R. Bard, Inc.	64	15,906
Cigna Corp.	1,136	166,413
Edwards Lifesciences Corp.[2]	130	12,229
Henry Schein, Inc.[2]	287	48,781
Humana, Inc.	1,106	227,991
McKesson Corp.	5,676	841,524
Medtronic PLC	1,535	123,660
UnitedHealth Group, Inc.	4,746	778,391
Varian Medical Systems, Inc.[2]	157	14,307
Total Health Care Equipment & Services		2,455,645
Household & Personal Products—2.3%
Church & Dwight Co., Inc.	307	15,310
Clorox Co. (The)	188	25,348
Colgate-Palmolive Co.	906	66,310
Estee Lauder Cos., Inc., (The), Class A	588	49,857
Kimberly-Clark Corp.	596	78,451
Procter & Gamble Co. (The)	3,147	282,758

	Shares	Value

Total Household & Personal Products		$518,034
Insurance—2.3%
Allstate Corp. (The)	1,928	157,113
Marsh & McLennan Cos., Inc.	782	57,782
Principal Financial Group, Inc.	857	54,085
Prudential Financial, Inc.	2,332	248,778
Total Insurance		517,758
Materials—4.1%
Air Products & Chemicals, Inc.	283	38,287
Albemarle Corp.	112	11,832
Avery Dennison Corp.	333	26,840
Ball Corp.	533	39,581
E.I. du Pont de Nemours & Co.	1,301	104,509
Eastman Chemical Co.	505	40,804
Ecolab, Inc.	463	58,032
FMC Corp.	239	16,632
International Flavors & Fragrances, Inc.	108	14,313
International Paper Co.	2,023	102,728
LyondellBasell Industries NV, Class A	1,417	129,216
Mosaic Co. (The)	1,083	31,602
Newmont Mining Corp.	868	28,609
PPG Industries, Inc.	626	65,780
Praxair, Inc.	441	52,303
Sealed Air Corp.	722	31,465
Sherwin-Williams Co. (The)	168	52,112
WestRock Co.	1,205	62,696
Total Materials		907,341
Media—3.3%
Comcast Corp., Class A	9,392	353,045
Time Warner, Inc.	1,310	128,000
Walt Disney Co. (The)	2,176	246,737
Total Media		727,782
Pharmaceuticals, Biotechnology & Life Sciences—2.8%
AbbVie, Inc.	1,699	110,707
Agilent Technologies, Inc.	343	18,134
Biogen, Inc.[2]	171	46,755
Bristol-Myers Squibb Co.	1,485	80,754
Celgene Corp.[2]	378	47,034
Eli Lilly & Co.	1,090	91,680
Pfizer, Inc.	6,727	230,131
Total Pharmaceuticals, Biotechnology & Life Sciences		625,195
Real Estate—1.0%
AvalonBay Communities, Inc.	64	11,750
Boston Properties, Inc.	85	11,255
CBRE Group, Inc., Class A2	1,602	55,734

Schedule of Investments - continued

OPPENHEIMER ESG REVENUE ETF
MARCH 31, 2017 (UNAUDITED)

	Shares	Value
Digital Realty Trust, Inc.[1]	90	$9,575
HCP, Inc.	310	9,697
Host Hotels & Resorts, Inc.	1,311	24,463
Iron Mountain, Inc.	449	16,016
Kimco Realty Corp.	268	5,920
Macerich Co. (The)	70	4,508
Prologis, Inc.	225	11,673
Regency Centers Corp.	42	2,788
Vornado Realty Trust	124	12,439
Welltower, Inc.	275	19,476
Weyerhaeuser Co.	829	28,169
Total Real Estate		223,463
Retailing—5.9%
Bed Bath & Beyond, Inc.	1,347	53,153
Best Buy Co., Inc.	3,926	192,963
Gap, Inc. (The)	2,858	69,421
Home Depot, Inc. (The)	2,783	408,628
Kohl's Corp.	2,084	82,964
L Brands, Inc.	1,078	50,774
Macy's, Inc.	3,787	112,247
Nordstrom, Inc.[1]	1,450	67,526
Staples, Inc.	9,519	83,482
Tiffany & Co.[1]	194	18,488
TJX Cos., Inc. (The)	1,820	143,925
Tractor Supply Co.	401	27,657
Total Retailing		1,311,228
Semiconductors & Semiconductor Equipment—2.6%
Advanced Micro Devices, Inc.[1,2]	1,308	19,031
Analog Devices, Inc.	181	14,833
Applied Materials, Inc.	1,224	47,614
Intel Corp.	7,460	269,082
KLA-Tencor Corp.	154	14,641
Lam Research Corp.	227	29,138
Micron Technology, Inc.[2]	2,198	63,522
NVIDIA Corp.	284	30,936
Skyworks Solutions, Inc.	147	14,403
Texas Instruments, Inc.	721	58,084
Xilinx, Inc.	162	9,378
Total Semiconductors & Semiconductor Equipment		570,662
Software & Services—7.8%
Accenture PLC, Class A	1,249	149,730
Adobe Systems, Inc.[2]	211	27,458
Alphabet, Inc., Class A2	229	194,146
Alphabet, Inc., Class C2	235	194,947
Autodesk, Inc.[2]	110	9,512

	Shares	Value
CA, Inc.	545	$17,287
Cognizant Technology Solutions Corp., Class A2	1,004	59,758
eBay, Inc.[2]	1,204	40,418
International Business Machines Corp.	2,006	349,325
Intuit, Inc.	169	19,602
Microsoft Corp.	5,836	384,359
Oracle Corp.	3,814	170,143
salesforce.com, Inc.[2]	417	34,398
Symantec Corp.	543	16,659
Teradata Corp.[2]	329	10,239
Visa, Inc., Class A	783	69,585
Total Software & Services		1,747,566
Technology Hardware & Equipment—3.1%
Cisco Systems, Inc.	6,299	212,906
HP, Inc.	12,107	216,473
Juniper Networks, Inc.	768	21,373
NetApp, Inc.	563	23,562
Seagate Technology PLC	1,025	47,078
TE Connectivity Ltd.	718	53,527
Western Digital Corp.	916	75,598
Xerox Corp.	6,516	47,827
Total Technology Hardware & Equipment		698,344
Telecommunication Services—5.6%
AT&T, Inc.	16,955	704,480
Verizon Communications, Inc.	11,080	540,150
Total Telecommunication Services		1,244,630
Transportation—4.3%
CSX Corp.	1,018	47,388
Delta Air Lines, Inc.	3,704	170,236
FedEx Corp.	1,260	245,889
Norfolk Southern Corp.	371	41,541
Southwest Airlines Co.	1,659	89,188
Union Pacific Corp.	834	88,337
United Parcel Service, Inc., Class B	2,493	267,499
Total Transportation		950,078
Utilities—4.6%
AES Corp.	5,297	59,220
Ameren Corp.	489	26,694
American Electric Power Co., Inc.	1,083	72,702
American Water Works Co., Inc.	189	14,699
CMS Energy Corp.	628	28,097
Consolidated Edison, Inc.	686	53,275
Dominion Resources, Inc.	665	51,584
DTE Energy Co.	458	46,766
Edison International	655	52,145

Schedule of Investments- concluded

OPPENHEIMER ESG REVENUE ETF
MARCH 31, 2017 (UNAUDITED)

	Shares	Value
Entergy Corp.	637	$48,386
Eversource Energy	569	33,446
Exelon Corp.	3,812	137,156
NextEra Energy, Inc.	540	69,320
NiSource, Inc.	834	19,841
NRG Energy, Inc.	3,120	58,344
Pinnacle West Capital Corp.	185	15,425
PPL Corp.	872	32,604
Public Service Enterprise Group, Inc.	900	39,915
Southern Co. (The)	1,732	86,219
WEC Energy Group, Inc.	546	33,104
Xcel Energy, Inc.	1,111	49,384
Total Utilities		1,028,326
Total Common Stocks
(Cost $20,531,576)		22,263,183

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—0.5%
Dreyfus Institutional Preferred Money Market Fund-Institutional Shares, 0.91% [3] (Cost $112,389)	112,389	112,389
Total Investments—100.3% (Cost $20,643,965)		22,375,572
Liabilities in Excess of Other Assets—(0.3)%		(69,778)
Net Assets—100.0%		$22,305,794

PLC	-	Public Limited Company

1	All or a portion of the security was on loan. The aggregate value of the securities on loan was $276,030; total value of the collateral held by the fund was $280,041. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $167,652.
2	Non-income producing security.
3	Rate shown represents annualized 7-day yield as of March 31, 2017.

Schedule of Investments -

OPPENHEIMER GLOBAL ESG REVENUE ETF
MARCH 31, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS—98.2%
Automobiles & Components—1.8%
Astra International Tbk PT	60,369	$39,074
BorgWarner, Inc.	590	24,656
BYD Co. Ltd., Class H	2,392	13,266
Cie Generale des Etablissements Michelin	543	66,120
Geely Automobile Holdings Ltd.	10,039	15,372
Guangzhou Automobile Group Co. Ltd., Class H	3,280	5,251
Hankook Tire Co. Ltd.	279	13,597
Magna International, Inc.	2,177	93,681
Stanley Electric Co. Ltd.	337	9,602
Toyoda Gosei Co. Ltd.	709	18,013
Valeo SA	724	48,343
Total Automobiles & Components		346,975
Capital Goods—18.6%
3M Co.	423	80,933
ABB Ltd.[1]	4,247	99,413
Aboitiz Equity Ventures, Inc.	4,206	6,241
AGCO Corp.	310	18,656
Amada Holdings Co. Ltd.	600	6,844
Arconic, Inc.	1,418	37,350
Asahi Glass Co. Ltd.	3,715	30,072
Ashtead Group PLC	373	7,710
Atlas Copco AB, Class A	645	22,850
Atlas Copco AB, Class B	312	9,952
Bidvest Group Ltd. (The)[2]	1,040	11,934
Boeing Co. (The)	1,447	255,916
Brenntag AG	540	30,351
CAE, Inc.	328	4,998
Caterpillar, Inc.	1,118	103,706
Cie de Saint-Gobain	2,404	123,765
CNH Industrial NV	7,496	72,261
Cummins, Inc.	321	48,535
Daikin Industries Ltd.	488	48,984
Deere & Co.	657	71,521
Eaton Corp. PLC	734	54,426
Elbit Systems Ltd.	73	8,337
Fastenal Co.	202	10,403
Finning International, Inc.	555	10,337
Flowserve Corp.	227	10,991
Fluor Corp.	876	46,095
Fortune Brands Home & Security, Inc.	228	13,874
Fuji Electric Co. Ltd.	3,480	20,643
Geberit AG	19	8,196
GS Engineering & Construction Corp.[1]	1,002	27,507

	Shares	Value
HAP Seng Consolidated Bhd	1,375	$2,793
Hitachi Construction Machinery Co. Ltd.	748	18,628
HOCHTIEF AG	394	65,296
Honeywell International, Inc.	838	104,641
Hoshizaki Corp.	79	6,211
Huntington Ingalls Industries, Inc.	85	17,020
IMI PLC	341	5,087
Ingersoll-Rand PLC	433	35,212
Jacobs Engineering Group, Inc.	510	28,193
Johnson Controls International PLC	1,740	73,289
Kajima Corp.	6,510	42,415
Komatsu Ltd.	1,783	46,427
Koninklijke Philips NV	2,443	78,727
Kurita Water Industries Ltd.	216	5,220
L3 Technologies, Inc.	156	25,785
Lockheed Martin Corp.	461	123,364
Masco Corp.	583	19,816
Metso OYJ	234	7,103
Middleby Corp. (The)[1]	44	6,004
Mitsubishi Electric Corp.	6,758	96,855
Nabtesco Corp.	191	5,057
Northrop Grumman Corp.	261	62,076
OSRAM Licht AG	196	12,316
Parker-Hannifin Corp.	189	30,300
Prysmian SpA	863	22,872
Raytheon Co.	418	63,745
Rexel SA	2,368	43,106
Rockwell Automation, Inc.	92	14,325
Sandvik AB	1,823	27,340
Schindler Holding AG	89	16,885
Schindler Holding AG	56	10,843
Schneider Electric SE	1,118	82,065
Sembcorp Industries Ltd.	6,784	15,439
Shimizu Corp.	4,100	36,721
Siemens AG	1,906	261,751
Skanska AB, Class B	1,853	43,791
SKF AB, Class B	1,122	22,281
Smiths Group PLC	528	10,689
SNC-Lavalin Group, Inc.	446	17,450
Stanley Black & Decker, Inc.	245	32,553
Taisei Corp.	4,996	36,361
Thales SA	433	41,986
THK Co. Ltd.	248	6,238
Toshiba Corp.[1,2]	56,737	122,914
TOTO Ltd.	362	13,661

	Shares	Value
United Rentals, Inc.[1]	123	$15,381
United Technologies Corp.	1,377	154,513
Volvo AB, Class B	5,705	84,537
W.W. Grainger, Inc.[2]	111	25,836
WABCO Holdings, Inc.[1]	64	7,515
WEG SA	1,555	8,522
Weir Group PLC (The)	259	6,209
Wolseley PLC	798	50,093
Xylem, Inc.	207	10,396
Total Capital Goods		3,526,654
Commercial & Professional Services—0.9%
Dun & Bradstreet Corp. (The)	40	4,318
Edenred	123	2,914
Experian PLC	613	12,479
IHS Markit Ltd.[1]	217	9,103
Manpowergroup, Inc.	541	55,490
Recruit Holdings Co. Ltd.	853	43,481
SGS SA	14	29,890
Wolters Kluwer NV	306	12,752
Total Commercial & Professional Services		170,427
Consumer Durables & Apparel—4.5%
adidas AG	364	69,415
Arcelik AS	1,856	11,549
Burberry Group PLC	432	9,313
Christian Dior SE	530	123,462
Electrolux AB, Series B	1,513	42,213
Hasbro, Inc.	112	11,180
Hermes International	42	19,949
Husqvarna AB, Class B	1,058	9,320
Kering	134	34,748
LVMH Moet Hennessy Louis Vuitton SE	532	117,129
Mohawk Industries, Inc.[1]	106	24,326
Newell Brands, Inc.	703	33,161
PVH Corp.	245	25,350
SEB SA	102	14,280
Sega Sammy Holdings, Inc.	655	8,770
Sekisui Chemical Co. Ltd.	1,635	27,453
Sony Corp.	5,806	196,225
Whirlpool Corp.	317	54,312
Yamaha Corp.	396	10,892
Total Consumer Durables & Apparel		843,047
Consumer Services—1.1%
Aramark	1,087	40,078
Aristocrat Leisure Ltd.	358	4,908
Domino's Pizza, Inc.	47	8,662

	Shares	Value
Hilton Worldwide Holdings, Inc.	372	$21,747
InterContinental Hotels Group PLC	85	4,154
Marriott International, Inc., Class A	710	66,868
MGM China Holdings Ltd.	2,712	5,653
OPAP SA	1,447	13,526
Sands China Ltd.	3,970	18,390
Shangri-La Asia Ltd.	4,418	6,435
Tabcorp Holdings Ltd.	1,323	4,794
Tatts Group Ltd.	1,919	6,485
Tsogo Sun Holdings Ltd.	1,235	2,546
Total Consumer Services		204,246
Diversified Financials—1.4%
Ally Financial, Inc.	1,168	23,745
ASX Ltd.	42	1,617
BlackRock, Inc.	76	29,147
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	317	1,926
Brookfield Asset Management, Inc., Class A	1,697	61,650
Challenger Ltd.	401	3,839
Grupo de Inversiones Suramericana SA	604	8,157
L E Lundbergforetagen AB, Class B	53	3,606
Macquarie Group Ltd.	173	11,904
Metro Pacific Investments Corp.	16,927	2,031
Onex Corp.	745	53,320
TD Ameritrade Holding Corp.	206	8,005
Voya Financial, Inc.	655	24,864
Wendel SA	220	27,954
Total Diversified Financials		261,765
Energy—11.4%
ARC Resources Ltd.	128	1,824
Baker Hughes, Inc.	475	28,415
Banpu PCL	8,192	4,720
Cosan SA Industria e Comercio	527	6,450
Empresas COPEC SA	4,252	46,059
Enbridge, Inc.	1,730	72,267
Encana Corp.	818	9,556
Energy Absolute PCL	1,058	854
Exxaro Resources Ltd.	495	4,352
Galp Energia SGPS SA	2,353	35,799
Grupa Lotos SA1	1,149	15,843
Husky Energy, Inc.[1]	2,288	25,751
Idemitsu Kosan Co. Ltd.	2,236	77,657
IRPC PCL	94,573	14,174
JXTG Holdings, Inc.	38,643	189,591
Lundin Petroleum AB1	98	1,996
Marathon Oil Corp.	815	12,877

	Shares	Value
MOL Hungarian Oil & Gas PLC	451	$30,927
Neste OYJ[1]	888	34,723
Newfield Exploration Co.[1]	109	4,023
Novatek PJSC	180	22,410
OMV AG	1,461	57,637
Origin Energy Ltd.[1]	4,622	24,858
Pembina Pipeline Corp.	258	8,152
Polski Koncern Naftowy ORLEN SA	2,257	56,967
PrairieSky Royalty Ltd.	17	358
PTT Exploration & Production PCL	4,430	11,990
PTT PCL	11,422	128,638
Qatar Gas Transport Co. Ltd.	337	1,967
Repsol SA	6,708	103,851
Royal Dutch Shell PLC, Class A	13,934	365,202
Royal Dutch Shell PLC, Class B	11,489	313,834
Schlumberger Ltd.	995	77,710
Statoil ASA	7,176	122,567
Suncor Energy, Inc.	1,790	54,801
TechnipFMC PLC[1]	1,491	48,458
Thai Oil PCL	9,132	20,065
Tourmaline Oil Corp.[1]	97	2,157
TransCanada Corp.	602	27,702
Ultrapar Participacoes SA	3,163	71,350
Vermilion Energy, Inc.	26	972
Woodside Petroleum Ltd.	471	11,526
Total Energy		2,151,030
Food & Staples Retailing—1.4%
Jeronimo Martins SGPS SA	2,606	46,742
Massmart Holdings Ltd.	1,464	14,867
METRO AG	5,473	175,492
Pick n Pay Stores Ltd.	2,783	13,809
President Chain Store Corp.	2,468	20,335
Total Food & Staples Retailing		271,245
Food, Beverage & Tobacco—4.5%
Archer-Daniels-Midland Co.	3,561	163,948
Barry Callebaut AG1	19	24,847
BRF SA	2,101	25,550
Campbell Soup Co.	339	19,404
Carlsberg A/S, Class B	209	19,359
Coca-Cola Amatil Ltd.	1,273	10,507
Coca-Cola European Partners PLC	811	30,403
Conagra Brands, Inc.	658	26,544
General Mills, Inc.	694	40,953
Ingredion, Inc.	123	14,813
Kirin Holdings Co. Ltd.	3,012	56,777

	Shares	Value
Kraft Heinz Co. (The)	824	$74,827
M Dias Branco SA	96	3,864
Marine Harvest ASA[1]	598	9,114
McCormick & Co., Inc.	112	10,926
Molson Coors Brewing Co., Class B	74	7,082
Orkla ASA	1,355	12,132
PepsiCo, Inc.	1,516	169,580
Pioneer Foods Group Ltd.	296	3,899
PT Indofood CBP Sukses Makmur Tbk	10,459	6,397
Standard Foods Corp.	870	2,162
Tiger Brands Ltd.	188	5,615
Treasury Wine Estates Ltd.	512	4,777
WhiteWave Foods Co. (The)[1]	202	11,342
Wilmar International Ltd.	38,529	97,336
Total Food, Beverage & Tobacco		852,158
Health Care Equipment & Services—1.3%
Align Technology, Inc.[1]	26	2,982
Becton Dickinson and Co.	177	32,469
Cochlear Ltd.	3	310
Cooper Cos., Inc. (The)	33	6,596
Edwards Lifesciences Corp.[1]	79	7,432
HCA Holdings, Inc.[1]	1,257	111,860
IDEXX Laboratories, Inc.[1]	23	3,556
Miraca Holdings, Inc.	105	4,825
Quest Diagnostics, Inc.	201	19,736
Ramsay Health Care Ltd.	325	17,328
ResMed, Inc.	60	4,318
Ryman Healthcare Ltd.	34	200
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,804	12,579
Sonic Healthcare Ltd.	606	10,226
Sonova Holding AG	47	6,522
Total Health Care Equipment & Services		240,939
Household & Personal Products—1.1%
Henkel AG & Co KGaA	284	31,636
Natura Cosmeticos SA	799	7,300
Procter & Gamble Co. (The)	1,847	165,953
PT Unilever Indonesia Tbk	2,515	8,177
Total Household & Personal Products		213,066
Insurance—3.2%
CNP Assurances	4,832	98,607
Gjensidige Forsikring ASA	472	7,188
Insurance Australia Group Ltd.	3,185	14,699
Intact Financial Corp.	225	15,957
Manulife Financial Corp.	3,164	55,966
Mapfre SA	17,861	61,417

	Shares	Value
Marsh & McLennan Cos., Inc.	463	$34,211
Progressive Corp. (The)	1,543	60,455
RSA Insurance Group PLC	2,742	20,109
Sanlam Ltd.	3,166	15,907
Sun Life Financial, Inc.	789	28,728
Suncorp Group Ltd.	2,195	22,120
T&D Holdings, Inc.	2,405	34,878
Zurich Insurance Group AG	485	129,566
Total Insurance		599,808
Materials—10.1%
Agnico Eagle Mines Ltd.	112	4,738
Air Products & Chemicals, Inc.	180	24,352
Amcor Ltd.	2,222	25,528
Anglo American PLC[1]	3,435	52,381
Antofagasta PLC	857	8,943
Arkema SA	228	22,552
Asahi Kasei Corp.	4,549	44,090
Avery Dennison Corp.	200	16,120
Axalta Coating Systems Ltd[1]	382	12,300
Ball Corp.	354	26,288
BASF SE	1,761	175,013
BHP Billiton Ltd.	2,590	47,498
BHP Billiton PLC	1,896	29,256
Boliden AB	383	11,454
Boral Ltd.	2,796	12,456
Cementos Argos SA	1,906	7,772
Cemex SAB de CV1	37,809	34,027
Covestro AG3	431	33,264
CRH PLC	149	5,236
CRH PLC	2,240	79,229
Duratex SA	1,199	3,474
E.I. du Pont de Nemours & Co.	809	64,987
Ecolab, Inc.	292	36,599
Fletcher Building Ltd.	2,222	12,923
Franco-Nevada Corp.	4	261
Fresnillo PLC	220	4,281
Grupo Argos SA	1,532	10,715
HeidelbergCement AG	459	43,083
Hitachi Chemical Co. Ltd.	432	11,941
Hitachi Metals Ltd.	1,563	21,910
Hyosung Corp.	248	30,049
Imerys SA	151	12,851
Johnson Matthey PLC	956	36,819
Kansai Paint Co. Ltd.	395	8,376
Kinross Gold Corp.[1]	2,279	8,015

	Shares	Value
Koninklijke DSM NV	298	$20,210
Kuraray Co. Ltd.	760	11,513
LafargeHolcim Ltd.[1]	1,397	82,624
Linde AG	319	53,259
Mitsubishi Chemical Holdings Corp.	11,412	88,219
Mondi Ltd.	200	4,781
Mondi PLC	650	15,663
Newcrest Mining Ltd.	510	8,664
Nippon Paint Holdings Co. Ltd.[2]	395	13,736
Nitto Denko Corp.	216	16,674
Norsk Hydro ASA	4,785	27,778
Orica Ltd.	717	9,627
Praxair, Inc.	244	28,938
PTT Global Chemical PCL	12,742	27,162
Sherwin-Williams Co. (The)	104	32,260
Shin-Etsu Chemical Co. Ltd.	347	30,032
Siam Cement PCL (The)	2,157	33,897
Siam Cement PCL (The)	2,157	33,897
Sika AG	5	30,022
Silver Wheaton Corp.	84	1,745
Solvay SA	290	35,530
South32 Ltd.	8,025	16,896
Stora Enso OYJ, Class R	2,081	24,661
Syngenta AG	89	39,310
Teck Resources Ltd., Class B	809	17,640
Teijin Ltd.	925	17,424
thyssenkrupp AG	4,623	113,526
Titan Cement Co. SA	169	4,320
Umicore SA	537	30,670
UPM-Kymmene OYJ	1,206	28,403
voestalpine AG2	752	29,679
Total Materials		1,907,541
Media—1.4%
Publicis Groupe SA	408	28,587
Scripps Networks Interactive, Inc., Class A	62	4,859
Time Warner, Inc.	757	73,966
Walt Disney Co. (The)	1,354	153,530
Total Media		260,942
Pharmaceuticals, Biotechnology & Life Sciences—1.4%
Actelion Ltd.[1]	18	5,084
Agilent Technologies, Inc.	202	10,680
Aspen Pharmacare Holdings Ltd.	306	6,269
CSL Ltd.	175	16,731
Genmab A/S1	5	966
Lonza Group AG1	61	11,543

	Shares	Value
Merck & Co., Inc.	1,606	$102,045
Merck KGaA	107	12,222
Mettler-Toledo International, Inc.[1]	19	9,099
Mitsubishi Tanabe Pharma Corp.	492	10,235
Orion OYJ, Class B	26	1,359
PT Kalbe Farma Tbk	33,667	3,891
QIAGEN NV1	122	3,534
Quintiles IMS Holdings, Inc.[1]	425	34,225
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	272	1,001
Shionogi & Co. Ltd.	160	8,254
Sumitomo Dainippon Pharma Co. Ltd.	532	8,775
Waters Corp.[1]	42	6,565
Zoetis, Inc.	244	13,022
Total Pharmaceuticals, Biotechnology & Life Sciences		265,500
Real Estate—1.1%
Alexandria Real Estate Equities, Inc.	28	3,095
American Tower Corp.	132	16,043
Ascendas Real Estate Investment Trust	857	1,546
Azrieli Group Ltd.	23	1,218
CapitaLand Commercial Trust	478	529
CapitaLand Ltd.	3,934	10,220
Central Pattana PCL	1,291	2,132
City Developments Ltd.	1,008	7,358
Deutsche Wohnen AG	76	2,509
Dexus Property Group	227	1,692
Equinix, Inc.	28	11,210
First Capital Realty, Inc.	84	1,262
Global Logistic Properties Ltd.	1,136	2,260
Goodman Group	613	3,619
Growthpoint Properties Ltd.[2]	967	1,868
Hang Lung Group Ltd.	924	3,941
Hang Lung Properties Ltd.	1,431	3,719
Host Hotels & Resorts, Inc.	818	15,264
Hyprop Investments Ltd.	64	586
Hysan Development Co. Ltd.	252	1,143
Iron Mountain, Inc.	266	9,488
LendLease Group	2,690	31,971
Liberty Property Trust	51	1,966
Link REIT	477	3,342
Mirvac Group	2,842	4,748
Multiplan Empreendimentos Imobiliarios SA	45	940
Nippon Prologis REIT, Inc.	5	10,827
Prologis, Inc.	126	6,537
Redefine Properties Ltd.	1,724	1,416

	Shares	Value
Scentre Group	1,706	$5,583
SM Prime Holdings, Inc.	8,098	4,567
Stockland	1,314	4,651
Vonovia SE	158	5,582
Vornado Realty Trust	62	6,219
Weyerhaeuser Co.	557	18,927
Total Real Estate		207,978
Retailing—2.4%
AutoNation, Inc.[1]	1,263	53,412
Best Buy Co., Inc.	2,366	116,289
Canadian Tire Corp. Ltd., Class A	195	23,099
Foschini Group Ltd. (The)	391	4,505
Harvey Norman Holdings Ltd.[2]	909	3,141
Home Product Center PCL	15,849	4,451
Imperial Holdings Ltd.	1,667	20,513
Jardine Cycle & Carriage Ltd.	1,412	44,322
LKQ Corp.[1]	734	21,484
Lojas Renner SA	658	5,762
Nitori Holdings Co. Ltd.	106	13,384
Priceline Group, Inc. (The)[1]	20	35,599
S.A.C.I. Falabella	4,214	35,323
Tiffany & Co.[2]	125	11,913
Yamada Denki Co. Ltd.[2]	8,820	43,930
Zalando SE1,3	246	9,978
Total Retailing		447,105
Semiconductors & Semiconductor Equipment—2.3%
Advanced Semiconductor Engineering, Inc.	646	825
Analog Devices, Inc.	104	8,523
Applied Materials, Inc.	804	31,276
ASM Pacific Technology Ltd.	338	4,597
ASML Holding NV	152	20,224
Infineon Technologies AG	1,038	21,255
Intel Corp.	4,240	152,937
Lam Research Corp.	121	15,531
NVIDIA Corp.	149	16,231
Skyworks Solutions, Inc.	97	9,504
STMicroelectronics NV	1,267	19,419
Taiwan Semiconductor Manufacturing Co. Ltd.	12,365	77,020
Texas Instruments, Inc.	454	36,574
Tokyo Electron Ltd.	150	16,362
Total Semiconductors & Semiconductor Equipment		430,278
Software & Services—6.9%
Accenture PLC, Class A	775	92,907
Adobe Systems, Inc.[1]	124	16,136
Alphabet, Inc., Class A1	120	101,736

	Shares	Value
Alphabet, Inc., Class C1	142	$117,798
Amadeus IT Group SA, Class A	244	12,412
Atos SE	284	35,220
Autodesk, Inc.[1]	48	4,151
Automatic Data Processing, Inc.	294	30,103
CA, Inc.	336	10,658
Cadence Design Systems, Inc.[1]	136	4,270
CGI Group, Inc., Class A1	413	19,733
Cielo SA	1,141	10,174
Citrix Systems, Inc.[1]	112	9,340
Computershare Ltd.	513	5,502
Fujitsu Ltd.	18,694	114,231
International Business Machines Corp.	1,171	203,918
Intuit, Inc.	88	10,207
Konami Holdings Corp.	135	5,724
Microsoft Corp.	3,526	232,222
Nintendo Co. Ltd.	57	13,215
Oracle Corp.	2,346	104,655
Oracle Corp. Japan	59	3,367
PayPal Holdings, Inc.[1]	638	27,447
salesforce.com, Inc.[1]	252	20,787
SAP SE	674	66,306
Symantec Corp.	231	7,087
VMware Inc, Class A1,2	40	3,686
Western Union Co. (The)	722	14,693
Workday, Inc., Class A1	4	333
Yahoo!, Inc.[1]	272	12,624
Total Software & Services		1,310,642
Technology Hardware & Equipment—11.9%
AAC Technologies Holdings, Inc.	461	5,395
Acer, Inc.[1]	42,083	19,972
Amphenol Corp., Class A	216	15,373
Apple, Inc.	4,203	603,803
AU Optronics Corp.	68,719	26,838
Avnet, Inc.	1,398	63,973
Cisco Systems, Inc.	3,866	130,671
Corning, Inc.	874	23,598
Delta Electronics, Inc.	3,181	17,036
F5 Networks, Inc.[1]	26	3,707
Flex Ltd.[1]	3,986	66,965
Hewlett Packard Enterprise Co.	6,041	143,172
Hexagon AB, Class B	200	8,064
Hirose Electric Co. Ltd.	8	1,106
Hitachi High-Technologies Corp.	341	13,878
HP, Inc.	7,305	130,613

	Shares	Value
Keyence Corp.	19	$7,601
Konica Minolta, Inc.	2,382	21,291
Kyocera Corp.	612	34,063
LG Display Co. Ltd.	2,461	66,570
Lite-On Technology Corp.	11,026	19,005
Micro-Star International Co. Ltd.	3,641	8,472
Motorola Solutions, Inc.	193	16,640
Nippon Electric Glass Co. Ltd.	916	5,532
Omron Corp.	433	18,982
Samsung Electronics Co. Ltd.	324	596,834
Samsung SDI Co. Ltd.	118	14,561
Seiko Epson Corp.	1,200	25,243
TDK Corp.	398	25,181
TE Connectivity Ltd.	418	31,162
Trimble, Inc.[1]	188	6,018
Wistron Corp.	62,846	57,580
Yaskawa Electric Corp.	484	9,703
Yokogawa Electric Corp.	588	9,245
Total Technology Hardware & Equipment		2,247,847
Telecommunication Services—1.8%
Far EasTone Telecommunications Co. Ltd.	2,845	6,985
KT Corp.	2,057	58,677
NTT DOCOMO, Inc.	4,847	112,769
Ooredoo Q.S.C.	801	21,251
Rogers Communications, Inc., Class B	507	22,353
Singapore Telecommunications Ltd.	11,076	31,073
Spark New Zealand Ltd.	2,725	6,667
Taiwan Mobile Co. Ltd.	3,597	13,218
TDC A/S	1,630	8,431
Telekomunikasi Indonesia Persero Tbk PT	72,448	22,454
TELUS Corp.	801	25,928
Vodacom Group Ltd.	1,361	15,428
Total Telecommunication Services		345,234
Transportation—3.8%
Aena SA3	84	13,324
A.P. Moeller - Maersk A/S, Class A	31	50,160
A.P. Moeller - Maersk A/S, Class B	28	46,594
Auckland International Airport Ltd.	210	992
Aurizon Holdings Ltd.	1,738	6,961
C.H. Robinson Worldwide, Inc.[2]	447	34,549
Canadian National Railway Co.	336	24,730
Canadian Pacific Railway Ltd.	88	12,890
CSX Corp.	607	28,256
Deutsche Post AG	4,906	168,462
DSV A/S	502	26,065

	Shares	Value
Expeditors International of Washington, Inc.	281	$15,874
Hankyu Hanshin Holdings, Inc.	533	17,315
Kansas City Southern	72	6,175
Localiza Rent a Car SA	281	3,688
Mitsui OSK Lines Ltd.	10,857	34,102
MTR Corp. Ltd.	2,829	15,890
Nagoya Railroad Co. Ltd.	3,123	14,041
Norfolk Southern Corp.	220	24,633
SATS Ltd.	929	3,244
Southwest Airlines Co.	962	51,717
United Parcel Service, Inc., Class B	1,186	127,258
Total Transportation		726,920
Utilities—3.9%
AES Corp.	3,020	33,764
AES Tiete Energia SA	228	984
Ameren Corp.	300	16,377
American Water Works Co., Inc.	102	7,933
Atco Ltd./Canada, Class I	210	8,142
AusNet Services	3,053	3,924
Canadian Utilities Ltd., Class A	161	4,703
China Longyuan Power Group Corp. Ltd., Class H	3,720	2,891
CLP Holdings Ltd.	2,731	28,552
CMS Energy Corp.	377	16,867
Consolidated Edison, Inc.	431	33,471
Contact Energy Ltd.	1,199	4,241
CPFL Energia SA	1,850	15,016
Dominion Resources, Inc.	407	31,571
DTE Energy Co.	255	26,038
Edison International	371	29,535
EDP - Energias do Brasil SA	1,839	8,080
Enel Americas SA	134,570	27,861
Engie Brasil Energia SA	461	5,136
Exelon Corp.	2,194	78,940
Fortis, Inc./Canada	560	18,505
Huaneng Renewables Corp. Ltd., Class H	4,056	1,404
Hydro One Ltd.[3]	749	13,619
Inter RAO UES PJSC	680,496	48,463
Interconexion Electrica SA ESP	1,318	5,283
Korea Gas Corp.[1]	1,190	47,832
Mercury NZ Ltd.	1,323	2,913
Meridian Energy Ltd.	2,390	4,678
NextEra Energy, Inc.	343	44,031
PG&E Corp.	696	46,187
Pinnacle West Capital Corp.	119	9,922
Public Service Enterprise Group, Inc.	552	24,481

	Shares	Value
RusHydro PJSC	1,015,721	$16,818
SCANA Corp.	159	10,391
Sempra Energy	231	25,526
Toho Gas Co. Ltd.	1,384	9,775
Xcel Energy, Inc.	668	29,693
Total Utilities		743,547
Total Common Stocks
(Cost $17,445,634)		18,574,894
PREFERRED STOCKS—1.2%
Diversified Financials—0.0%[4]
Grupo de Inversiones Suramericana SA	140	1,848
Food & Staples Retailing—0.2%
Cia Brasileira de Distribuicao	1,892	35,814
Food, Beverage & Tobacco—0.0%[4]
Embotelladora Andina SA, Class A	936	3,605
Household & Personal Products—0.1%
Henkel AG & Co KGaA	158	20,295
Materials—0.1%
Sociedad Quimica y Minera de Chile SA, Class B	69	2,360
Braskem SA, Class A	1,798	17,980
Total Materials		20,340
Technology Hardware & Equipment—0.6%
Samsung Electronics Co. Ltd.	76	108,940
Telecommunication Services—0.1%
Telefonica Brasil SA	1,574	23,177
Utilities—0.1%
Cia Paranaense de Energia	470	4,847
Cia Energetica de Minas Gerais	3,407	11,074
Total Utilities		15,921
Total Preferred Stocks
(Cost $201,069)		229,940

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—1.0%
Dreyfus Institutional Preferred Money Market Fund-Institutional Shares, 0.91% [5] (Cost $184,327)	184,327	184,327
Total Investments—100.4% (Cost $17,831,030)		18,989,161
Liabilities in Excess of Other Assets—(0.4)%		(82,522)
Net Assets—100.0%		$18,906,639

Schedule of Investments - concluded

OPPENHEIMER GLOBAL ESG REVENUE ETF
MARCH 31, 2017 (UNAUDITED)

PCL	-	Public Company Limited
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

1	Non-income producing security.
2	All or a portion of the security was on loan. The aggregate value of the securities on loan was $250,692; total value of the collateral held by the fund was $265,453. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $81,126.
3	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
4	Less than 0.05%
5	Rate shown represents annualized 7-day yield as of March 31, 2017.

Country	Value	% of Net Assets
Australia	$388,347	2.1%
Austria	87,316	0.5
Belgium	66,200	0.3
Brazil	271,109	1.4
Canada	752,991	4.0
Chile	124,150	0.7
China	57,159	0.3
Colombia	33,775	0.2
Denmark	151,574	0.8
Finland	96,249	0.5
France	943,638	5.0
Germany	1,371,012	7.2
Greece	17,846	0.1
Hong Kong	86,011	0.5
Hungary	30,927	0.2
Indonesia	79,993	0.4
Ireland	84,464	0.4
Israel	9,554	0.0 [1]
Italy	22,872	0.1
Japan	2,093,464	11.1
Macau	5,653	0.0 [1]
Malaysia	2,793	0.0 [1]
Mexico	38,307	0.2
Netherlands	810,951	4.3
New Zealand	32,615	0.2
Norway	178,779	0.9
Philippines	12,839	0.1
Poland	72,810	0.4
Portugal	82,541	0.4
Qatar	23,218	0.1

Country	Value	% of Net Assets
Russia	$87,691	0.5%
Singapore	213,326	1.1
South Africa	143,956	0.8
South Korea	964,569	5.1
Spain	191,004	1.0
Sweden	287,404	1.5
Switzerland	564,254	3.0
Taiwan	269,447	1.4
Thailand	281,979	1.5
Turkey	11,549	0.1
United Kingdom	316,072	1.7
United States	7,628,753	40.3
Total Investments	18,989,161	100.4
Liabilities in Excess of Other Assets	(82,522)	(0.4)
Net Assets	$18,906,639	100.0%

1	Less than 0.05%

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

ORGANIZATION

The Oppenheimer Revenue Weighted ETF Trust (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which, as of the date of this report, is comprised of seven active funds (collectively, the “Funds” and each individually a “Fund”). The Funds are investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies. The Oppenheimer Large Cap Revenue ETF, the Oppenheimer Mid Cap Revenue ETF, the Oppenheimer Small Cap Revenue ETF, the Oppenheimer Global ESG Revenue ETF, and the Oppenheimer ESG Revenue ETF are diversified funds under the Act. The Oppenheimer Financials Sector Revenue ETF and the Oppenheimer Ultra Dividend Revenue ETF are not diversified. Each Fund’s investment objective is to outperform the total return performance of the Fund’s corresponding benchmark index (each a “Benchmark Index” and, collectively, the “Benchmark Indexes”). The Trust’s investment adviser is VTL Associates, LLC (“VTL” or the “Adviser”).

The following is a summary of significant accounting policies followed in the Funds’ preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

Securities Valuation

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon calculates each Fund’s NAV as of 4:00 p.m., Eastern Time on each day the New York Stock Exchange (“NYSE”) is open for trading, except in the case of a scheduled early closing of the NYSE, in which case the Fund will be calculated as of the scheduled early closing time, of the NYSE.

Valuation Methods and Inputs. Securities traded on a national securities exchange are valued based on the official closing price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the last published sales price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board.

Short-term debt securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

The authoritative guidance for fair value measurements and disclosures, Accounting Standards Codification™ Topic 820 (“Topic 820”), establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices in an active market for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of March 31, 2017 in valuing the Funds’ assets carried at fair value:

	(Level 1)		(Level 2)
Fund	Common Stock	Preferred Stock	Money Market Funds	Total
Oppenheimer Large Cap Revenue ETF	$594,373,721	$—	$7,087,362	$601,461,083
Oppenheimer Mid Cap Revenue ETF	302,158,663	—	23,739,930	325,898,593
Oppenheimer Small Cap Revenue ETF	519,684,525	—	51,754,523	571,439,048
Oppenheimer Financials Sector Revenue ETF	32,470,091	—	352,456	32,822,547
Oppenheimer Ultra Dividend Revenue ETF	501,170,858	—	39,028,739	540,199,597
Oppenheimer ESG Revenue ETF	22,263,183	—	112,389	22,375,572
Oppenheimer Global ESG Revenue ETF	18,574,894	229,940	184,327	18,989,161

At March 31, 2017, the Funds did not hold any Level 3 securities. Please refer to each Fund’s Schedule of Investments to view equity securities segregated by industry type.

The Funds’ policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period.

For the period ended March 31, 2017, there were no transfers between levels.

FEDERAL INCOME TAX

The Funds intend to continue to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders.

At March 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially the same for book purposes, as indicated below:

Fund	Federal Tax Cost of Securities	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Oppenheimer Large Cap Revenue ETF	$525,856,841	$85,044,323	$(9,440,081)	$75,604,242
Oppenheimer Mid Cap Revenue ETF	290,380,624	45,373,070	(9,855,101)	35,517,969
Oppenheimer Small Cap Revenue ETF	521,439,036	78,626,585	(28,626,573)	50,000,012
Oppenheimer Financials Sector Revenue ETF	27,389,096	5,593,230	(159,779)	5,433,451
Oppenheimer Ultra Dividend Revenue ETF	547,627,003	10,316,680	(17,744,086)	(7,427,406)
Oppenheimer ESG Revenue ETF	20,643,965	1,919,073	(187,466)	1,731,607
Oppenheimer Global ESG Revenue ETF	17,831,030	1,378,419	(220,288)	1,158,131

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Oppenheimer Revenue Weighted ETF Trust

By (Signature and Title)*	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date	May 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date	May 15, 2017

By (Signature and Title)*	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer

Date	May 15, 2017

* Print the name and title of each signing officer under his or her signature.